SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             Post-Effective Amendment No. 39 (File No. 2-73115)              [X]
                                       ---

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 41 (File No. 811-3218)                     [X]
                                       ---

AXP Variable Portfolio - Investment Series, Inc.
(Formerly known as IDS LIFE INVESTMENT SERIES, INC.)
IDS Tower 10
Minneapolis, Minnesota 55440-0010

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph (a)(1)
[X] on Oct. 29, 1999 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American Express(R)Variable Portfolio Funds

AXPSM Variable  Portfolio - Blue Chip Advantage Fund
AXPSM Variable  Portfolio - Bond Fund
AXPSM  Variable  Portfolio  - Capital  Resource  Fund
AXPSM  Variable Portfolio - Cash Management Fund
AXPSM Variable  Portfolio - Diversified  Equity Income  Fund
AXPSM  Variable  Portfolio  - Extra  Income  Fund
AXPSM  Variable Portfolio  - Federal  Income  Fund
AXPSM  Variable  Portfolio - Global Bond Fund
AXPSM Variable  Portfolio - Growth Fund
AXPSM Variable Portfolio - International Fund
AXPSM  Variable  Portfolio - Managed  Fund
AXPSM  Variable  Portfolio - New Dimensions  Fund
AXPSM  Variable  Portfolio - Small Cap  Advantage  Fund
AXPSM Variable Portfolio - Strategy Aggressive Fund



Prospectus
Oct. 29, 1999

Please note that each Fund:
o        is not a bank deposit
o        is not federally insured
o        is not endorsed by any bank or government agency
o        is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Table of  Contents

TAKE A CLOSER LOOK AT:

THE FUNDS

AXP VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND
Goal
Investment Strategy
Risks
Past Performance
Management


AXP VARIABLE PORTFOLIO - BOND FUND
Goal
Investment Strategy
Risks
Past Performance
Management

AXP VARIABLE  PORTFOLIO - CAPITAL  RESOURCE FUND
Goal
Investment  Strategy
Risks
Past Performance
Management

AXP VARIABLE  PORTFOLIO - CASH MANAGEMENT  FUND
Goal
Investment  Strategy
Risks
Past Performance
Management

AXP VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
Goal
Investment Strategy
Risks
Past Performance
Management

AXP VARIABLE  PORTFOLIO - EXTRA INCOME FUND
Goal
Investment  Strategy
Risks
Past Performance
Management

AXP VARIABLE PORTFOLIO - FEDERAL INCOME FUND
Goal
Investment Strategy
Risks
Past Performance
Management


AXP VARIABLE  PORTFOLIO - GLOBAL BOND FUND
Goal
Investment  Strategy
Risks
Past Performance
Management


AXP VARIABLE PORTFOLIO - GROWTH FUND
Goal
Investment Strategy
Risks
Past Performance
Management


AXP VARIABLE PORTFOLIO- INTERNATIONAL FUND
Goal
Investment Strategy
Risks
Past Performance
Management

AXP VARIABLE PORTFOLIO- MANAGED FUND
Goal
Investment Strategy
Risks
Past Performance
Management

AXP VARIABLE PORTFOLIO- NEW DIMENSIONS FUND
Goal
Investment Strategy
Risks
Past Performance
Management

AXP VARIABLE  PORTFOLIO- SMALL CAP ADVANTAGE FUND
Goal
Investment Strategy
Risks
Past Performance
Management

AXP VARIABLE PORTFOLIO- STRATEGY AGGRESSIVE FUND
Goal
Investment Strategy
Risks
Past Performance
Management

FEES AND EXPENSES
Shareholder Fees
Annual Fund Operating Expenses

BUYING AND SELLING SHARES
Valuing Fund Shares
Purchasing Shares
Transferring/Selling Shares

DISTRIBUTIONS AND TAXES

ABOUT THE COMPANY

FINANCIAL HIGHLIGHTS

The Funds


References to "Fund" throughout this prospectus refer to AXP Variable  Portfolio
- Blue Chip Advantage Fund, AXP Variable Portfolio Bond Fund, AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Cash Management Fund, AXP Variable Portfolio Diversified Equity Income Fund, AXP Variable Portfolio - Extra Income Fund, AXP Variable Portfolio - Federal Income Fund, AXP Variable Portfolio - Global Bond Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio - Managed Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - Small Cap Advantage Fund and AXP Variable Portfolio - Strategy Aggressive Fund, singularly or collectively as the context requires.


Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity or life insurance policy and allocating your purchase payments to the variable subaccount or account (the subaccount) that invests in the Fund.

The Fund was patterned after an existing retail fund managed by American Express Financial Corporation (AEFC), the Fund's investment advisor. The Fund has substantially the same investment policies, goals and objectives as the retail fund. In addition, the Fund will be managed by the same portfolio manager and will have substantially similar investment strategies, techniques and characteristics as the retail fund. However, the Fund is not the same as the retail fund. The Fund will have its own portfolio holdings and its own fees and operating expenses. Therefore, the performance of the Fund may be greater or less than the performance of the retail fund.

AXP Variable Portfolio - Blue Chip Advantage Fund

GOAL
The Fund seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
Currently, the S&P 500 Index is the unmanaged market index used to measure total return of the U.S. stock market (the Fund may change this market index from time to time). Accordingly, the Fund's assets primarily are invested in common stocks of companies that are included in the S&P 500 Index. To the extent practicable, the Fund's total assets are fully invested in stocks with 65% of those being blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. Although the Fund invests in common stocks that comprise the S&P 500 Index, it is not an index fund, it will not own all of the companies in the market index, and its results will likely differ from the market index.

The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses equity investments by:

o        Identifying companies that are included in the S&P 500 Index with:
         - effective management,
         - financial strength,
         - strong, sustainable earnings growth, and
         - competitive market position.
o        Focusing on those companies that AEFC considers to be "blue chips."
o Establishing one or more industry classifications for each company (AEFC will classify each company into one of at least 25 industries - the classifications may or may not be the same as the ones assigned by others).
o Assigning ratings to each company based on that company's merits and on its industry grouping(s).
o Buying a diversified portfolio of securities. AEFC will over-weight certain industry classifications based on AEFC's expectations for growth and for expected market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     - the security is overvalued,
     - the security has reached AEFC's price objective,
     - the company has met AEFC's earnings and/or growth expectations,
     - political, economic, or other events could affect the company's performance,
     - AEFC wishes to minimize potential losses (i.e., in a market  down-turn),
     - AEFC wishes to lock-in profits,
     - AEFC identifies a more attractive opportunity,  and
     - the company or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments such as derivative instruments (generally options and futures contracts that are based on the S&P 500 Index) in order to remain fully invested and money market securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Style Risk


Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Style Risk
The objective of the Fund is to provide shareholders with a long-term return exceeding that of the U.S. stock market. Currently, the S&P 500 Index is the market index used to measure total return of the U.S. stock market. However, unlike the unmanaged index, the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund, stock selection, sector weightings, and other such factors. As a result, once these factors are accounted for, the Fund may under-perform the market index.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

MANAGEMENT
Keith Tufte and James Johnson are primarily responsible for the day-to-day operations of AXP Variable Portfolio-Blue Chip Advantage Fund.

Keith Tufte joined AEFC in 1990. Besides managing this Fund, he has managed AXP Blue Chip Advantage Fund and Aggressive Growth Portfolio since November 1998. He also became director of research-equities in 1998. Prior to that he was portfolio manager of Equity Income Portfolio.


James Johnson joined AEFA in 1994. Besides managing this Fund, he also is a member of the portfolio management team for Total Return Portfolio. He began managing portfolios for American Express Asset Management in 1996. Prior to joining American Express Financial Advisors Inc. (AEFA), he worked for Piper Capital Management as an equity quantitative analyst.

AXP Variable Portfolio - Bond Fund

GOAL
The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment and to continue a high level of income for the longest period of time. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
The Fund's assets primarily are invested in bonds and other debt obligations. Under normal market conditions, at least 65% of the Fund's total assets are invested in bonds. Additionally, at least 50% of the Fund's investments will be invested in (1) investment-grade corporate bonds, (2) unrated corporate bonds that are believed to be of investment grade quality, and (3) government bonds (including mortgage-backed securities). Although the Fund emphasizes high and medium-quality debt securities, it will assume some credit risk to achieve higher dividends and/or capital appreciation (by buying junk bonds). As a result, lower-quality bonds may comprise a large percentage of the Fund's investments. The Fund may invest up to 25% of its total assets in foreign investments.

The selection of debt obligations is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Considering opportunities and risks by reviewing interest rate and economic forecasts.
o Overweighting certain segments based on AEFC's expectations for interest rates.
o    Identifying U.S. and foreign bonds that:
     -are investment-grade,
     -are below investment-grade (junk bonds), and -are expected to outperform comparable investments on a risk-adjusted basis
      (i.e., after considering coupon, sinking fund provision, call protection, and quality).
o    Identifying investments that contribute to portfolio diversification.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     -the interest rate or economic outlook changes, -the security is overvalued,
     -the issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
     -the security has reached AEFC's price objective, -AEFC identifies a more attractive opportunity, and -the issuer or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities, common stocks, preferred stocks, derivative instruments and convertible securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Call/Prepayment Risk
         Credit Risk
         Event Risk
         Foreign/Emerging Markets Risk
         Interest Rate Risk
         Liquidity Risk
         Market Risk

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation the higher its yield and the greater the sensitivity to changes in interest rates.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to a recognized index.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Bond Fund Performance (based on calendar years)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------




1989    1990    1991    1992    1993    1994    1995    1996     1997     1998

During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____, 199_) and the lowest return for a calendar quarter was _____% (quarter ending _____, 19__).

The Fund's year to date return as of Sept. 30, 1999 was _____%.

Average Annual Total Returns (as of Dec. 31, 1998)


                             1 year         5 years                  10 years

AXP VP - Bond Fund

Lehman Brothers Aggregate
Bond Index

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the variable accounts or the policies. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index is an unmanaged index made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

MANAGEMENT
Steve Merrell manages the day-to-day operations of AXP Variable Portfolio - Bond Fund. He joined AEFC in 1991 and currently serves as vice president and senior portfolio manager. Besides managing this Fund since 1991, he also serves as portfolio manager for Total Return Portfolio.

AXP Variable Portfolio - Capital Resource Fund

GOAL
The Fund seeks capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
The Fund's assets primarily are invested in U.S. common stocks and other securities convertible into common stock. Additionally, the Fund may invest up to 25% of its total assets in foreign investments.

The selection of U.S. common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Portfolio's investment advisor, chooses investments by:

o    Identifying  larger  companies  with:
     -effective  management,
     -financial strength,
     -competitive market or product position, and -earnings growth potential.

o Identifying securities that AEFC believes have good capital appreciation potential.

o Considering opportunities and risks by reviewing interest rates and economic forecasts.

o Buying a diversified portfolio of securities. AEFC will over-weight certain sectors based on AEFC's expectations for growth and for expected market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     -the interest rate or economic outlook changes, -the security is overvalued relative to other potential investments, -the security has reached AEFC's price objective, -AEFC wishes to lock-in profits,
     -AEFC identifies a more attractive opportunity, and -the issuer or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities, debt obligations and derivative instruments.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For  more  information  on  strategies  and  holdings,   see  the  SAI  and  the
annual/semiannual reports.

RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Style Risk
         Foreign/Emerging Markets Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
The Fund purchases stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to a recognized index.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Capital Resource Fund Performance (based on calendar years)
----------------------------------------------------------------------------

----------------------------------------------------------------------------




1989    1990    1991    1992    1993    1994     1995     1996     1997     1998

During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____, 199_) and the lowest return for a calendar quarter was _____% (quarter ending _____, 19__).

The Fund's year to date return as of Sept. 30, 1999 was _____%.

Average Annual Total Returns (as of Dec. 31, 1998)


                             1 year                5 years             10 years

AXP VP - Capital Resource
Fund

S&P 500 Index

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the variable accounts or the policies. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index Companies are generally larger than those in which the Fund invests.

The securities included in the index may not be the same as those held by the Fund.

MANAGEMENT
Joseph M. Barsky manages the day-to-day operations of AXP Variable Portfolio - Capital Resource Fund. He joined AEFC in 1979 and serves as vice president - mutual fund equities and senior portfolio manager. He served as portfolio manager of AXP Equity Select Fund from 1983 to 1997. He also serves as vice president and senior portfolio manager of IDS Equity Advisors, a division of American Express Asset Management Group Inc.

AXP Variable Portfolio - Cash Management Fund

GOAL
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and conservation of capital. Because any investment involves risk, the Fund cannot guarantee this goal.

INVESTMENT STRATEGY
The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The selection of short-term debt obligations is the primary decision in building the investment portfolio. The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the SEC for money market funds. For example, the Fund:

o        limits its average portfolio maturity to ninety days or less;
o        buys obligations with remaining maturities of 397 days or less; and
o buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Considering opportunities and risks given current interest rates and anticipated interest rates.
o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     -the issuer's  credit rating  declines or AEFC expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
     -political,   economic,   or  other   events   could  affect  the  issuer's
      performance,
     -AEFC identifies a more attractive opportunity, and -the issuer or the security continues to meet the other standards described above.


For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS
Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

         Credit Risk
         Foreign/Emerging Markets Risk
         Interest Rate Risk
         Market Risk
         Sector/Concentration Risk

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Cash Management Fund Performance (based on calendar years)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------




1989    1990    1991    1992    1993    1994     1995     1996     1997     1998

During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____, 199_) and the lowest return for a calendar quarter was _____% (quarter ending _____, 19__).

The Fund's year to date return as of Sept. 30, 1999 was _____%.

Average Annual Total Returns (as of Dec. 31, 1998)


                             1 year              5 years                10 years

AXP VP - Cash Management Fund


This table shows total returns from hypothetical investments in shares of the Fund. The results do not reflect the expenses that apply to the variable accounts or the policies. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

MANAGEMENT
Terry Fettig manages the day-to-day operations of AXP Variable Portfolio - Cash Management Fund. He joined AEFC in 1986 and currently serves as senior portfolio manager. He also serves as portfolio manager for AXP Cash Management Fund, AXP Intermediate Tax-Exempt Fund, IDS Life Series Fund, Money Market Portfolio and AXP Tax-Free Money Fund.

AXP Variable Portfolio - Diversified Equity Income Fund

GOAL
The Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital. Because any investment involves risk, achieving these goals cannot be guaranteed.

INVESTMENT STRATEGY
The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 65% of its net assets in dividend-paying common and preferred stocks.

The selection of dividend-paying stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses equity investments by:

o        Identifying companies with:
         - dividend-paying stocks,
         - effective management,
         - financial strength, and
         - moderate growth potential.

o        Determining specific industry weightings within the following sectors:
         - Consumer cyclical        - Energy
         - Consumer stable          - Technology
         - Financial                - Industrial

o        Identifying stocks that are selling at low prices in relation to:
         - current and projected earnings,
         - current and projected dividends, and
         - historic price levels.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     - the security is overvalued,
     - the security has reached AEFC's price objective,
     - the company has met AEFC's earnings and/or growth expectations, and
     - the company or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments such as foreign securities, convertible securities, real estate investment trusts, debt obligations and money market securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Sector/Concentration Risk
         Inflation Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Inflation Risk
Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.


MANAGEMENT
Kurt Winters manages the day-to-day operations of AXP Variable Portfolio-Diversified Equity Income Fund. He is a senior portfolio manager at AEFC. He joined AEFC in 1987. Kurt is responsible for overall portfolio management, including the determination of the sectors in which the Fund will invest. A team of research professionals makes investment decisions within those sectors. From 1992 to 1995, he managed IDS Life Series Fund, Managed Portfolio. He also manages AXP Discovery Fund and provides overall portfolio management for AXP Equity Value Fund, AXP Progressive Fund, Balanced Portfolio, Equity Income Portfolio and IDS Life Series Fund, Equity Income Portfolio.

AXP variable Portfolio - Extra Income Fund

GOAL
The Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth.

INVESTMENT STRATEGY
The Fund invests primarily, and may invest all of its assets, in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments. The Fund may invest up to 25% of its total assets in foreign investments.

The selection of debt obligations is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Considering opportunities and risks by reviewing interest rate and economic forecasts.
o        Identifying securities and /or companies that:
         - have medium and low quality ratings,
         - have similar qualities, in AEFC's opinion, even though they are not rated or have been given a different rating by a rating agency,
         - have growth potential,
         - have the potential for capital appreciation through credit upgrades.
o    Buying  securities  that are expected to outperform  other  securities on a
     risk-adjusted   basis  (i.e.,  after  considering   coupon,   sinking  fund
     provision, call protection, and quality). AEFC believes that credit selection is a primary concern and aggressively manages the Fund to earn a high total return.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     - the interest rate or economic outlook changes,
     - a sector or industry is  experiencing  change,
     - a security's  rating is changed,
     - the security is overvalued,
     - the company does not meet AEFC's performance expectations,
     - AEFC wishes to lock-in profits,
     - AEFC identifies a more attractive opportunity,  and
     - the issuer or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities, convertible securities, preferred stocks and common stocks.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Interest Rate Risk
         Credit Risk
         Foreign/Emerging Markets Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Extra Income Fund Performance (based on calendar years)
----------------------------------------------------------------------------

----------------------------------------------------------------------------




1989    1990    1991    1992    1993    1994     1995     1996     1997     1998

During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____, 199_) and the lowest return for a calendar quarter was _____% (quarter ending _____, 19__).

The Fund's year to date return as of Sept. 30, 1999 was _____%.

Average Annual Total Returns (as of Dec. 31, 1998)


                             1 year                     Since inception

AXP VP - Extra Income Fund                                          *

Lehman Brothers Aggregate
Bond Index

Merrill Lynch High Yield
Bond Index

* May 1, 1996

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the variable accounts or the policies. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index is an unmanaged index made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Merrill Lynch High Yield Bond Index provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Jack Utter and Scott Schroepfer are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Extra Income Fund.

Jack Utter, vice president and senior portfolio manager, joined AEFC in 1962. Besides serving as co-manager of this Fund, he also has managed the assets of High Yield Portfolio since 1985.

Scott Schroepfer, senior portfolio manager, joined AEFC in 1990. He became co-manager of this Fund and AXP Extra Income Fund in March 1999. He also serves as a portfolio manager of IDS Life Series Fund - Managed Portfolio since 1995 and as an associate manager since 1994.

AXP Variable Portfolio - Federal Income Fund

GOAL
The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
The Fund's assets primarily are invested in debt obligations. Under normal market conditions, at least 65% of the Fund's total assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Although the Fund may invest in any U.S. government securities, it is anticipated that U.S. government securities representing part ownership in pools of mortgage loans (mortgage-backed securities) will comprise a large percentage of the Fund's investments. Additionally, the Fund will aggressively utilize derivative instruments and when-issued securities to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund's potential losses from the use of these instruments could extend beyond its initial investment.

The selection of debt obligations is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Considering opportunities and risks by reviewing credit characteristics and the interest rate outlook.
o        Identifying and buying securities that:
         - are high quality or have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency, and
         - have short or intermediate-term maturities.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     - the interest  rate or economic  outlook  changes,
     - the security is overvalued,
     - AEFC  wishes  to  lock-in  profits,
     - AEFC  identifies  a more attractive  opportunity,  and
     - the issuer or the security continues to meet the other standards described above.

Although not a primary  investment  strategy,  the Fund also may invest in other
instruments   such   as   money   market   securities   and   investment   grade
non-governmental debt obligations.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses. Additionally, the Fund's portfolio turnover may be affected by short-term investment strategies. High portfolio turnover could result in increases in transaction costs.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Correlation Risk
         Interest Rate Risk
         Call/Prepayment Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Correlation Risk
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

MANAGEMENT
Jim Snyder manages the day-to-day operations of AXP Variable Portfolio - Federal Income Fund. Jim joined AEFC in 1989 and currently serves as vice president and senior portfolio manager. Besides managing this Fund, he also manages the assets of Government Income Portfolio.

AXP Variable Portfolio - Global Bond Fund

GOAL
The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it will assume some credit risk to achieve higher dividends and /or capital appreciation (by buying junk bonds).

The selection of investment-grade government and corporate debt obligations is the primary decision in building the portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o        Considering opportunities and risks by credit rating and currency.
o        Identifying investment-grade U.S. and foreign bonds.
o        Identifying below investment-grade U.S. and foreign bonds (junk bonds).
o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     - the security is overvalued,  and
     - the security continues to meet the standards described above.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments (such as options and forward contracts) to hedge against currency fluctuations. Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS
Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. Principal risks associated with an investment in the Fund include:

         Credit Risk
         Foreign/Emerging Markets Risk
         Interest Rate Risk
         Market Risk

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Global Bond Fund Performance (based on calendar years)
----------------------------------------------------------------------------

----------------------------------------------------------------------------




1989    1990    1991    1992    1993    1994     1995     1996     1997     1998

During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____, 199_) and the lowest return for a calendar quarter was _____% (quarter ending _____, 19__).

The Fund's year to date return as of Sept. 30, 1999 was _____%.

Average Annual Total Returns (as of Dec. 31, 1998)


                             1 year                     Since inception

AXP VP - Global Bond Fund                                           *

Salomon Brothers World
Government Bond Index

Lipper Global Income Fund
Index

Salomon Brothers Global
Government Bond Composite
Index

*May 1, 1996

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the variable accounts or the policies. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Salomon Brothers World Government Bond Index, is an unmanaged market capitalization weighted benchmark, tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Salomon Brothers Global Government Bond Composite Index is an unmanaged index that includes all government bond markets tracked by Salomon Brothers. The index is a general measure of government bond performance. Performance is expressed in the U.S. dollar as well as the currencies of governments making up the index. The bonds included in the index may not be the same as those in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Michael Ng manages the day-to-day operations of AXP Variable Portfolio - Global Bond Fund. He joined AEFC in 1994 and has served as portfolio manager of this Fund since July 1998. He also manages AXP Global Balanced Fund. Prior to joining AEFC, he was a fixed income analyst for the St. Paul Companies.

AXP Variable Portfolio - Growth Fund

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
The Fund primarily invests in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o        Identifying companies with:
         - effective management,
         - financial strength,
         - competitive market or product position, and
         - technological advantage.

o Selecting companies that AEFC believes have good long-term growth potential.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     - the company has met AEFC's  earnings and/or growth  expectations,
     - political, economic, or other events could affect the company's performance,
     - AEFC identifies a more attractive  opportunity,  and
     - the company  continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities, preferred stock, debt obligations, derivative instruments and convertible securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Style Risk
AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

MANAGEMENT
Mitzi Malevich manages the day-to-day operations of AXP Variable Portfolio-Growth Fund. She joined AEFC in 1983 and currently serves as vice president and senior portfolio manager. She also serves as portfolio manager of Growth Portfolio and IDS Life Variable Annuity Funds A and B.

AXP Variable Portfolio - International Fund

GOAL
The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
The Fund's assets primarily are invested in equity securities of foreign issuers that offer strong growth potential. Under normal market conditions, at least 65% of the Fund's total assets are invested in common stocks or convertible securities of companies located in at least three foreign countries. The Fund may invest in developed and in emerging markets.

The selection of geographic regions is the primary decision in building the investment portfolio. The percentage of the Fund's total assets invested in particular countries or regions will change according to their political stability and economic condition.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o    Considering opportunities and risks within regions or countries.
o    Identifying sectors or companies with strong growth potential.
o Selecting stocks of large companies that AEFC believes have the following fundamental strengths:
     -  financial  strength,
     - high  demand  for their products or services, and
     - effective management.
o Identifying securities with sufficient liquidity in trading volume (however, AEFC may invest up to 10% of the Fund's net assets in illiquid securities).

AEFC decides how much to invest in various countries and local currencies, and then buys securities that offer the best opportunity for long-term growth.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     - the security is overvalued,
     - the security has reached AEFC's price objective,
     - the company or the security continues to meet the standards described above, and
     - the region or country is undergoing political, economic, or other change.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations. Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities and debt securities.

During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities. Investments in U.S. issuers generally will constitute less than 20% of the Fund's total assets. If, however, investments in foreign securities appear to be relatively unattractive in AEFC's judgment, as a temporary defensive strategy, the Fund may invest any portion of its assets in securities of U.S. issuers appearing to offer opportunities for superior growth. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Foreign/Emerging Markets Risk
         Liquidity Risk
         Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

Style Risk
AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - International Fund Performance (based on calendar years)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------




1989    1990    1991    1992    1993    1994     1995     1996     1997     1998

During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____, 199_) and the lowest return for a calendar quarter was _____% (quarter ending _____, 19__).

The Fund's year to date return as of Sept. 30, 1999 was _____%.

Average Annual Total Returns (as of Dec. 31, 1998)


                             1 year           5 years        Since inception

AXP VP - International Fund                                              a

MSCI EAFE Index                                                          b

Lipper International Fund
Index

MSCI World Index

a Jan. 13, 1992.
b Measurement period started Feb. 1, 1992.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the variable accounts or the policies. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Morgan Stanley Capital International EAFE Index (MSCI EAFE) is an unmanaged index compiled from a composite of securities markets of Europe, Australia and the Far East, is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Morgan Stanley Capital International (MSCI) World Index, an unmanaged market index, compiled from a composite of over 1,500 companies listed on the stock exchanges of North America, Europe, New Zealand and the Far East, is widely recognized by investors as the measurement index for portfolios of global securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Peter Lamaison manages the day-to-day operations of AXP Variable Portfolio - International Fund. He joined AEFC in 1981 and has since served as president, chief executive officer and chief investment officer of American Express Asset Management International Inc. He also serves as portfolio manager of AXP Global Balanced Fund and AXP International Fund.

AXP Variable Portfolio - Managed Fund

GOAL
The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
The Fund's assets primarily are invested in a combination of equity and debt securities. It will invest in a combination of common and preferred stocks, convertible securities, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks. Although the Fund emphasizes high and medium-quality securities for the debt portion of its portfolio, it will assume some credit risk to achieve higher dividends and/or capital appreciation (by buying lower-quality bonds). The Fund may invest up to 25% of its total assets in foreign investments.

The selection of common stocks and debt obligations are the primary decisions in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses equity investments by:

o    Identifying companies with:
     -effective management,
     -financial strength,
     -competitive market position, and
     -growth potential.

o Considering opportunities and risks given overall market conditions and industry outlook.

AEFC chooses debt obligations by:

o Considering opportunities and risks by reviewing interest rate and economic forecasts.
o        Identifying U.S. and foreign bonds that:
         -are investment-grade,
         -are below investment-grade (lower-quality bonds), and -are expected to outperform comparable investments on a risk-adjusted basis (i.e., after considering coupon, sinking fund provision, call protection, and quality).
o        Identifying investments that contribute to portfolio diversification.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     - the interest rate or economic outlook changes,
     - the security is overvalued,
     - the issuer's credit quality declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
     - the security has reached AEFC's price  objective,  and
     - AEFC  identifies a more attractive opportunity.

Although not a primary investment strategy, the Fund also may invest other instruments such as derivatives and money market securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Investments other than common stock will constitute 50% or less of the Fund's total assets. However, under unusual market conditions, the Fund may invest any portion of its assets in securities other than common stocks. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For  more  information  on  strategies  and  holdings,   see  the  SAI  and  the
annual/semiannual reports.

RISKS
Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Interest Rate Risk
         Credit Risk
         Foreign/Emerging Markets Risk
         Liquidity Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to a recognized index.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Managed Fund Performance (based on calendar years)
----------------------------------------------------------------------------

----------------------------------------------------------------------------




1989    1990    1991    1992    1993    1994     1995     1996     1997     1998

During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____, 199_) and the lowest return for a calendar quarter was _____% (quarter ending _____, 19__).

The Fund's year to date return as of Sept. 30, 1999 was _____%.

Average Annual Total Returns (as of Dec. 31, 1998)


                             1 year              5 years            10 years

AXP VP - Managed Fund

S&P 500 Index

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the variable accounts or the policies. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index Companies are generally larger than those in which the Fund invests.

The securities included in the index may not be the same as those held by the Fund.

MANAGEMENT
Alfred Henderson and Deborah Pederson are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Managed Fund.

Alfred Henderson joined AEFC in 1996 and serves as senior portfolio manager. He has managed the equity portfolio of this Fund since 1996. From 1995-1996 he was a portfolio manager at Montgomery Asset Management. From 1992-1995 he was a senior portfolio manager as Husic Capital Management.

Deborah L. Pederson joined AEFC in 1986 and serves as portfolio manager. She has managed the fixed income portfolio of this Fund since January 1994. She also manages the low grade invested assets of IDS Life Insurance Company, IDS Life Insurance Company of New York and American Enterprise Life Insurance Company.

AXP Variable Portfolio - New Dimensions Fund

GOAL
The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
The Fund primarily invests in common stocks showing potential for significant growth. These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.

The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o    Identifying companies with:
     -effective management,
     -financial strength, and
     -competitive market position.

o Selecting companies that AEFC believes have good long-term growth potential.

o Considering opportunities and risks by reviewing interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     - the security is overvalued relative to alternative  investments,
     - the company  has  met  AEFC's  earnings  and/or  growth  expectations,
     - political, economic, or other events could affect the company's performance,
     - AEFC wishes to minimize potential losses (i.e., in a market down-turn), and
     - AEFC identifies a more attractive opportunity.

Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities, preferred stock, debt obligations, derivative instruments and convertible securities.

During weak or declining markets or when growth opportunities are not available, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Style Risk
         Foreign/Emerging Markets Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - New Dimensions Fund Performance (based on calendar years)
----------------------------------------------------------------------------

----------------------------------------------------------------------------




1989    1990    1991    1992    1993    1994     1995     1996     1997     1998

During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____, 199_) and the lowest return for a calendar quarter was _____% (quarter ending _____, 19__).

The Fund's year to date return as of Sept. 30, 1999 was _____%.

Average Annual Total Returns (as of Dec. 31, 1998)


                             1 year                     Since inception

AXP VP - New Dimensions                                             *
Fund

S&P 500 Index

Lipper Growth Fund Index

*May 1, 1996

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the variable accounts or the policies. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index Companies are generally larger than those in which the Fund invests.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Gordon Fines manages the day-to-day operations of AXP Variable Portfolio - New Dimensions Fund. He joined AEFC in 1981 and currently serves as vice president and senior portfolio manager. He also serves as portfolio manager of Growth Trends Portfolio and leads the growth team for AEFC.

AXP Variable Portfolio - Small Cap Advantage Fund

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of small companies. These companies will often be those included in the S&P SmallCap 600 Index or the Russell 2000 Index.


In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, employs an active investment strategy that focuses on individual stock selection.


AEFC manages the Fund to provide diversified exposure to the small cap segment of the U.S. stock market. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks, and will typically hold between 175 and 225 issues, across a wide range of industries.

AEFC buys stocks based on an analysis of valuation and earnings. This selection discipline favors companies that exhibit:

o Attractive valuations, based on measures such as the ratio of stock price to company earnings, free cash flow or book value; and

o Improving earnings, based on an analysis of trends in earnings forecasts and prior period earnings that were better than expected, as well as a qualitative assessment of the company's competitive market position.

AEFC will normally sell a stock holding if:
         - the stock's price moves above a reasonable valuation target; or
         - the company's financial performance fails to meet expectations.

Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities and debt securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund would invest in these securities primarily to reduce risk, this type of investment also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Small Company Risk


Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

MANAGEMENT
Jacob E. Hurwitz and Kent A. Kelly are primarily responsible for the day-to-day management of AXP Variable Portfolio-Small Cap Advantage Fund. They are both principals and senior portfolio managers at Kenwood Capital Management LLC (Kenwood), an indirect subsidiary of AEFC. Besides managing the assets of this Fund, they have managed AXP Small Cap Advantage Fund since May 1999.

From 1992 until the establishment of Kenwood in 1998, Jake Hurwitz served as senior vice president and equity portfolio manager at Travelers Investment Management Company (TIMCO) where he had primary responsibility for stock selection and portfolio management for TIMCO's small and mid-cap portfolios.

Prior to the establishment of Kenwood in 1998, Kent Kelley was chief executive officer at TIMCO. From 1993 to 1995, Mr. Kelley served as TIMCO's president and chief executive officer. As chief executive officer, he was responsible for all portfolio management, research and trading operations.

AXP Variable Portfolio - Strategy Aggressive Fund

GOAL
The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
The Fund primarily invests in securities of growth companies.

The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses equity investments by:
o Considering opportunities and risks within growing industries and new technologies.
o Selecting  companies that AEFC believes have aggressive growth prospects.
o Identifying small and medium companies with:
     - effective management,
     - financial strength, and
     - competitive market position.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     - the security is overvalued relative to other potential investments,
     - the security has reached AEFC's price objective,
     - the company's characteristics change,
     - the company has met AEFC's  earnings  and/or growth  expectations,
     - political, economic, or other events could affect the company's performance,
     - AEFC wishes to minimize potential losses (i.e., in a market  down-turn),
     - AEFC wishes to lock-in profits,
     - AEFC identifies a more attractive opportunity,  and
     - the company or the security continues to meet the other standards described above.

Although not a primary  investment  strategy,  the Fund also may invest in other
instruments  such  as  foreign   securities,   money  market  securities,   debt
obligations, derivative instruments and convertible securities.

During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Style Risk
         Small Company Risk
         Issuer Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Strategy Aggressive Fund Performance (based on calendar years)
----------------------------------------------------------------------------

----------------------------------------------------------------------------




1989    1990    1991    1992    1993    1994     1995     1996     1997     1998

During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____, 199_) and the lowest return for a calendar quarter was _____% (quarter ending _____, 19__).

The Fund's year to date return as of Sept. 30, 1999 was _____%.

Average Annual Total Returns (as of Dec. 31, 1998)


                             1 year             5 years         Since inception

AXP VP - Strategy                                                           a
Aggressive Fund

S&P 500 Index                                                               b

Russell Midcap Growth Index

a Jan. 13, 1992.
b Measurement period started Feb. 1, 1992.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the variable accounts or the policies. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index Companies are generally larger than those in which the Fund invest.

Russell Midcap Growth Index, an unmanaged list of common stocks, measures the performance of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the total market capitalization of the Russell 1000 Index.

The securities included in the index may not be the same as those held by the Fund.

MANAGEMENT
Martin G. Hurwitz manages the day-to-day operations of AXP Variable Portfolio - Strategy Aggressive Fund. He joined AEFC in 1987 and has served as portfolio manager of this Fund since January 1995. He also manages accounts for American Express Asset Management Group Inc.

Fees and Expenses

Fund investors pay various expenses. The summary below describes the fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to the subaccount that invests in the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Because the Fund is the underlying investment vehicle for a variable annuity or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity or life insurance policy prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


o        Management Fees
         The Fund pays IDS Life Insurance Company (IDS Life) a fee for managing its assets. AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Diversified Equity Income Fund, AXP Variable Portfolio - Federal Income Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund commenced operations in September 1999. Therefore no management fees were paid for these Funds for the most recent fiscal year. The fee schedule for each of these Funds is:



------------------------------------- -----------------------------------
      AXP Variable Portfolio -
    Blue Chip Advantage Fund and
      AXP Variable Portfolio -             AXP Variable Portfolio -
   Diversified Equity Income Fund            Federal Income Fund
   ------------------------------            -------------------
Assets              Annual rate at    Assets            Annual rate at
(billions)          each asset level  (billions)        each asset level
----------          ----------------  ----------        ----------------
First    $0.50            0.560%      First    $1.00          0.610%
Next      0.50            0.545       Next      1.00          0.595
Next      1.00            0.530       Next      1.00          0.580
Next      1.00            0.515       Next      3.00          0.565
Next      3.00            0.500       Next      3.00          0.550
Over      6.00            0.470       Over      9.00          0.535
------------------- ----------------- ----------------- -----------------

------------------------------------- -----------------------------------
      AXP Variable Portfolio -             AXP Variable Portfolio -
            Growth Fund                    Small Cap Advantage Fund
            -----------                    ------------------------
Assets              Annual rate at    Assets            Annual rate at
(billions)          each asset level  (billions)        each asset level
----------          ----------------  ----------        ----------------
First    $1.00            0.630%      First    $0.25          0.790%
Next      1.00            0.615       Next      0.25          0.770
Next      1.00            0.600       Next      0.25          0.750
Next      3.00            0.585       Next      0.25          0.730
Over      6.00            0.570       Next      1.00          0.710
                                      Over      2.00          0.650
------------------- ----------------- ----------------- -----------------

For the most recent fiscal year, the following management fees were paid as a percentage of average daily net assets:

---------------------------------------------------------------- ----------------------------------------------------
                             Fund                                                             Fee
---------------------------------------------------------------- ----------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------
AXP Variable Portfolio - Bond Fund                                                             %
---------------------------------------------------------------- ----------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------
AXP Variable Portfolio - Capital Resource Fund
---------------------------------------------------------------- ----------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------
AXP Variable Portfolio - Cash Management Fund
---------------------------------------------------------------- ----------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------
AXP Variable Portfolio - Extra Income Fund
---------------------------------------------------------------- ----------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------
AXP Variable Portfolio - Global Bond Fund
---------------------------------------------------------------- ----------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------
AXP Variable Portfolio - International Fund*
---------------------------------------------------------------- ----------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------
AXP Variable Portfolio - Managed Fund
---------------------------------------------------------------- ----------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------
AXP Variable Portfolio - New Dimensions Fund
---------------------------------------------------------------- ----------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------
AXP Variable Portfolio - Strategy Aggressive Fund
---------------------------------------------------------------- ----------------------------------------------------

*AEFC pays American Express Asset Management International Inc. for managing the assets of AXP Variable Portfolio - International Fund. The fee for the most recent fiscal year was __% of the Fund's average daily net assets.

o        Distribution (12b-1) Fees
         AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Diversified Equity Income Fund, AXP Variable Portfolio - Federal Income Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund have each adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

o        Other Expenses
         The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and accounting services.

o        Expense Limitation
         Through Aug. 31, 2000, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets:

         AXP Variable Portfolio-Blue Chip Advantage Fund               0.950%
         AXP Variable Portfolio-Diversified Equity Income Fund         0.950
         AXP Variable Portfolio-Federal Income Fund                    0.875
         AXP Variable Portfolio-Growth Fund                            0.950
         AXP Variable Portfolio-Small Cap Advantage Fund               1.225


Buying and Selling Shares

VALUING FUND SHARES
The net asset value (NAV) is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).


AXP Variable Portfolio - Cash Management Fund's securities are valued at amortized cost. In valuing assets of all other Funds, the Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

PURCHASING SHARES
You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES
There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract or policy are described in your annuity or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may sell any shares you have allocated to the subaccounts. IDS Life or an authorized agent will mail your payment within seven days after accepting your surrender or withdrawal request. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

Distributions and Taxes

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to the shareholders (subaccounts) as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is either long-term or short-term depending on the length of time the Fund held the security. Realized capital gains or losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENT
Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES
The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuities or life insurance policies is discussed in your annuity or life insurance policy prospectus.

About The Company
BUSINESS STRUCTURE

                                                                            --------------------
                                                                              Annuity or life
                                                                            insurance contract
                                                                            owners invest in a
                                                                                subaccount
                                                                            --------------------
                                                                            ~/
                                                    --------------------    --------------------
                                                      Administrative        Subaccount invests
                                                      Services Agent:           in the Fund
                                                                            --------------------
                                                     American Express
                                                         Financial          ~/
                                                        Corporation

-----------------------    --------------------                             --------------------     --------------------
     Sub-Advisor:          Investment Advisor:           Provides                                        Custodian:
   American Express         American Express        administrative and                                American Express
   Asset Management             Financial               accounting       <-                             Trust Company
  International Inc.           Corporation           services for the
    Subadvises AXP                                   Fund: receives a
 Variable Portfolio -                                  fee based on
 International Fund.                                      assets.

   Kenwood Capital
    Management LLC
                                                    --------------------
    Subadvises AXP      <-                      <-                               The Fund        ->
 Variable Portfolio -
 Small Cap Advantage
        Fund.

   American Express
Asset Mangement Group
         Inc.
    Subadvises AXP
 Variable Portfolio -
 Strategy Aggressive
        Fund.



-----------------------
                                                    --------------------
                           Executes purchases       Investment Manager:                                   Provides
                              and sales and         IDS Life Insurance                                 safekeeping of
                               negotiates                 Company        <-                          assets: receives a
                              brokerage as                                                             fee that varies
                             directed by IDS                                                            based on the
                                  Life.                                                                   number of
                                                                                                      securities held.
                           --------------------                             --------------------     --------------------
                                                        Manages the                                  ~/
                                                                                                     --------------------
                                                    Fund's investments                                 Sub-Custodian:
                                                    and receives a fee
                                                     based on average                                 Bank of New York
                                                     daily net assets.
                                                    --------------------                             --------------------



ABOUT IDS LIFE AND AEFC
IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.


IDS Life is a wholly-owned subsidiary of AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. AEFC has been a provider of financial services since 1894 and as of the end of the most recent fiscal year managed more than $___ billion in assets.


AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

YEAR 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.


Financial Highlights

[Insert for 9 funds from Accounting]

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, or to make inquiries about the Fund, contact American Express Variable Portfolio Funds.

American Express Variable Portfolio Funds
IDS Tower 10
Minneapolis, MN 55440-0010
800-437-0602
TTY: 800-285-8846

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #s:

AXP  Variable  Portfolio -- Blue Chip  Advantage  Fund      811-3218
AXP  Variable Portfolio -- Bond Fund                        811-3219
AXP Variable  Portfolio -- Capital Resource Fund            811-3218
AXP Variable  Portfolio -- Cash  Management  Fund           811-3190
AXP Variable Portfolio -- Diversified  Equity Income Fund   811-4252
AXP Variable  Portfolio -- Extra  Income  Fund              811-3219
AXP  Variable  Portfolio -- Federal  Income Fund            811-3219
AXP  Variable  Portfolio -- Global Bond Fund                811-3219
AXP  Variable Portfolio -- Growth Fund                      811-3218
AXP Variable  Portfolio -- International  Fund              811-3218
AXP Variable  Portfolio -- Managed Fund                     811-4252
AXP Variable Portfolio -- New  Dimensions  Fund             811-3218
AXP Variable  Portfolio -- Small Cap Advantage Fund         811-3218
AXP Variable Portfolio -- Strategy Aggressive Fund          811-3218

American Express(R)Variable Portfolio Funds

AXPsm Variable Portfolio - New Dimensions Fund

Prospectus
Oct. 29, 1999

Please note that the Fund:
o        is not a bank deposit
o        is not federally insured
o        is not endorsed by any bank or government agency
o        is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Table of  Contents

TAKE A CLOSER LOOK AT:


The Fund


Goal
Investment Strategy
Risks
Past Performance
Management

FEES AND EXPENSES
Shareholder Fees
Annual Fund Operating Expenses

BUYING AND SELLING SHARES
Valuing Fund Shares
Purchasing Shares
Transferring/Selling Shares

DISTRIBUTIONS AND TAXES


ABOUT THE COMPANY

FINANCIAL HIGHLIGHTS

The Fund


Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity or life insurance policy and allocating your purchase payments to the variable subaccount or account (the subaccount) that invests in the Fund.

The Fund was patterned after an existing retail fund managed by American Express Financial Corporation (AEFC), the Fund's investment advisor. The Fund has substantially the same investment policies, goals and objectives as the retail fund. In addition, the Fund will be managed by the same portfolio manager and will have substantially similar investment strategies, techniques and characteristics as the retail fund. However, the Fund is not the same as the retail fund. The Fund will have its own portfolio holdings and its own fees and operating expenses. Therefore, the performance of the Fund may be greater or less than the performance of the retail fund.

GOAL
The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY
The Fund primarily invests in common stocks showing potential for significant growth. These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.

The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o    Identifying companies with:
     -effective management,
     -financial strength, and
     -competitive market position.

o    Selecting   companies  that  AEFC  believes  have  good  long-term   growth
     potential.

o Considering opportunities and risks by reviewing interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     - the security is overvalued relative to alternative  investments,
     - the company  has  met  AEFC's  earnings  and/or  growth  expectations,
     - political, economic, or other events could affect the company's performance,
     - AEFC wishes to minimize potential losses (i.e., in a market down-turn), and
     - AEFC identifies a more attractive opportunity.

Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities, preferred stock, debt obligations, derivative instruments and convertible securities.

During weak or declining markets or when growth opportunities are not available, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

         Market Risk
         Style Risk
         Foreign/Emerging Markets Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - New Dimensions Fund Performance (based on calendar years)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------




1989    1990    1991    1992    1993    1994     1995     1996     1997     1998

During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____, 199_) and the lowest return for a calendar quarter was _____% (quarter ending _____, 19__).

The Fund's year to date return as of Sept. 30, 1999 was _____%.

Average Annual Total Returns (as of Dec. 31, 1998)


                             1 year                     Since inception

AXP VP - New Dimensions                                             *
Fund

S&P 500 Index

Lipper Growth Fund Index

*May 1, 1996

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the variable accounts or the policies. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index Companies are generally larger than those in which the Fund invests.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Gordon Fines manages the day-to-day operations of AXP Variable Portfolio - New Dimensions Fund. He joined AEFC in 1981 and currently serves as vice president and senior portfolio manager. He also serves as portfolio manager of Growth Trends Portfolio and leads the growth team for AEFC.

Fees and Expenses

Fund investors pay various expenses. The summary below describes the fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to the subaccount that invests in the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Because the Fund is the underlying investment vehicle for a variable annuity or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity or life insurance policy prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


o        Management Fees
         The Fund pays IDS Life Insurance Company (IDS Life) a fee for managing its assets. For the most recent fiscal year, the following management fees were paid as a percentage of average daily net assets:


         AXP Variable Portfolio - New Dimensions Fund                       %



o        Distribution (12b-1) Fees
         The Fund adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


o        Other Expenses
         The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and accounting services.


Buying and Selling Shares

VALUING FUND SHARES
The net asset value (NAV) is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

PURCHASING SHARES
You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES
There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract or policy are described in your annuity or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may sell any shares you have allocated to the subaccounts. IDS Life or an authorized agent will mail your payment within seven days after accepting your surrender or withdrawal request. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

Distributions and Taxes

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to the shareholders (subaccounts) as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is either long-term or short-term depending on the length of time the Fund held the security. Realized capital gains or losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENT
Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES
The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuities or life insurance policies is discussed in your annuity or life insurance policy prospectus.

About The Company
BUSINESS STRUCTURE

                                                       --------------------
                                                         Annuity or life
                                                       insurance contract
                                                       owners invest in a
                                                           subaccount
                                                       --------------------
                                                       ~/
                               --------------------    --------------------
                                 Administrative        Subaccount invests
                                 Services Agent:           in the Fund
                                                       --------------------
                                American Express
                                    Financial          ~/
                                   Corporation

      --------------------                             --------------------     --------------------
      Investment Advisor:           Provides                                        Custodian:
       American Express        administrative and                                American Express
           Financial               accounting       <-                             Trust Company
          Corporation           services for the
                                Fund: receives a
                                  fee based on
                                     assets.
                               --------------------
                           <-                               The Fund        ->
                               --------------------
      Executes purchases       Investment Manager:                                   Provides
         and sales and         IDS Life Insurance                                 safekeeping of
          negotiates                 Company        <-                          assets: receives a
         brokerage as                                                             fee that varies
        directed by IDS                                                            based on the
             Life.                                                                   number of
                                                                                 securities held.
      --------------------                             --------------------     --------------------
                                   Manages the                                  ~/
                                                                                --------------------
                               Fund's investments                                 Sub-Custodian:
                               and receives a fee
                                based on average                                 Bank of New York
                                daily net assets.
                               --------------------                             --------------------



ABOUT IDS LIFE AND AEFC
IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.


IDS Life is a wholly-owned subsidiary of AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. AEFC has been a provider of financial services since 1894 and as of the end of the most recent fiscal year managed more than $___ billion in assets.


AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

YEAR 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.


Financial Highlights

[Insert from Accounting]

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, or to make inquiries about the Fund, contact American Express Variable Portfolio Funds.


American Express Variable Portfolio Funds
IDS Tower 10
Minneapolis, MN 55440-0010
800-437-0602
TTY: 800-285-8846

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


Investment Company Act File #811-3218

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                 AXPSM Variable Portfolio - Income Series, Inc.
                      AXPSM Variable Portfolio - Bond Fund
                      AXPSM Variable Portfolio - Extra Income Fund
                      AXPSM Variable Portfolio - Federal Income Fund
                      AXPSM Variable Portfolio - Global Bond Fund
                 AXPSM Variable Portfolio - Investment Series, Inc.
                      AXPSM Variable Portfolio - Blue Chip Advantage Fund
                      AXPSM Variable Portfolio - Capital Resource Fund
                      AXPSM Variable Portfolio - Growth Fund
                      AXPSM Variable Portfolio - International Fund
                      AXPSM Variable Portfolio - New Dimensions Fund
                      AXPSM Variable Portfolio - Small Cap Advantage Fund
                      AXPSM Variable Portfolio - Strategy Aggressive Fund
                 AXPSM Variable Portfolio - Managed Series, Inc.
                      AXPSM Variable Portfolio - Diversified Equity Income Fund AXPSM Variable Portfolio - Managed Fund
                 AXPSM Variable Portfolio - Money Market Series, Inc.
                      AXPSM Variable Portfolio - Cash Management Fund

(singularly and collectively, where the context requires, referred to as the Fund)

                                  Oct. 29, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the Financial Statements contained in the most recent Annual Report to Shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express(R) Variable
Portfolio Funds, IDS Tower 10, Minneapolis, MN 55440-0010 or by calling 800-437-0602.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS


Fundamental Investment Policies.........................................p.

Investment Strategies and Types of Investments..........................p.

Information Regarding Risks and Investment Strategies...................p.

Security Transactions...................................................p.

Brokerage Commissions Paid to Brokers Affiliated with IDS Life..........p.

Performance Information.................................................p.

Valuing Fund Shares.....................................................p.

Selling Shares..........................................................p.


[Capital Loss Carryover................................................p.]


Taxes...................................................................p.

Agreements..............................................................p.

Organizational Information..............................................p.

Board Members and Officers..............................................p.


Compensation for Board Members..........................................p.

[Principal Holders of Securities.......................................p.]


Independent Auditors....................................................p.

Appendix:  Description of Ratings.......................................p.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------


Throughout this SAI, the funds are referred to as follows:

AXP Variable Portfolio - Blue Chip Advantage Fund (Blue Chip Advantage) AXP Variable Portfolio - Bond Fund (Bond)
AXP Variable Portfolio - Capital Resource Fund (Capital  Resource)
AXP Variable Portfolio - Cash  Management  Fund (Cash Management)
AXP Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)
AXP Variable Portfolio - Extra  Income Fund (Extra  Income)
AXP Variable Portfolio - Federal  Income Fund  (Federal)
AXP Variable Portfolio - Global Bond Fund (Global Bond)
AXP Variable Portfolio - Growth Fund (Growth)
AXP Variable Portfolio - International Fund (International)
AXP Variable Portfolio - Managed  Fund  (Managed)
AXP Variable Portfolio - New  Dimensions  Fund (New Dimensions)
AXP Variable Portfolio - Small Cap Advantage  Fund  (Small  Cap Advantage)
AXP Variable Portfolio - Strategy Aggressive  Fund  (Strategy Aggressive)


Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:


Blue Chip Advantage


o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

Bond

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Lend Fund securities in excess of 30% of the Fund's net assets, at market value.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Capital Resource

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Lend Fund securities in excess of 30% of the Fund's net assets, at market value.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Cash Management

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.

o    Buy on margin or sell short.

o    Invest in a company to control or manage it.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Lend Fund securities in excess of 30% of the Fund's net assets, at market value.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o    Purchase  common  stocks,   preferred   stocks,   warrants,   other  equity
     securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

o Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire

o    Buy or sell real estate, commodities or commodity contracts.

o Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Diversified Equity Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

Extra Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

o Issue senior securities, except as permitted under the Investment Company Act of 1940.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

Federal Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

Global Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the directors and officers of AEFC or to its own directors and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o Issue senior securities, except as permitted under the Investment Company Act of 1940.

Growth

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

International

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Lend Fund securities in excess of 30% of the Fund's net assets, at market value.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

o Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

o Issue senior securities, except as permitted under the Investment Company Act of 1940.

Managed

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Lend Fund securities in excess of 30% of the Fund's net assets, at market value.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

o Issue senior securities, except as permitted under the Investment Company Act of 1940.

New Dimensions

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the directors and officers of AEFC or to its own directors and officers.

o    Lend Fund securities in excess of 30% of its net assets.

Small Cap Advantage

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

Strategy Aggressive

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Lend Fund securities in excess of 30% of the Fund's net assets, at market value.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

o Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
-------------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

----------------------------------------------- ----------------------------------------------------------------------
Investment strategies & types of investments:                               Allowable for
                                                                              the Fund?

----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
                                                                                                         Diversified
                                                 Blue Chip                     Capital         Cash         Equity
                                                 Advantage     Bond Fund      Resource      Management      Income
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Agency and Government Securities                    yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Borrowing                                           yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Cash/Money Market Instruments                       yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Collateralized Bond Obligations                     yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Commercial Paper                                    yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Common Stock                                        yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Convertible Securities                              yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Corporate Bonds                                     yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Debt Obligations                                    yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Depositary Receipts                                 yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Derivative Instruments                              yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Foreign Currency Transactions                       yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Foreign Securities                                  yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
High-Yield (High-Risk) Securities (Junk Bonds)       no           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Illiquid and Restricted Securities                  yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Indexed Securities                                  yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Inverse Floaters                                     no           yes            no             no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Investment Companies                                yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Lending of Portfolio Securities                     yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Loan Participations                                 yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Mortgage- and Asset-Backed Securities                no           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Mortgage Dollar Rolls                                no           yes            no             no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Municipal Obligations                               yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Preferred Stock                                     yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Real Estate Investment Trusts                       yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Repurchase Agreements                               yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Reverse Repurchase Agreements                       yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Short Sales                                          no            no            no             no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Sovereign Debt                                      yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Structured Products                                 yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Variable- or Floating-Rate Securities               yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Warrants                                            yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
When-Issued Securities                              yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind           yes           yes            yes            no           yes
Securities

----------------------------------------------- ------------- ------------- -------------- ------------- -------------


----------------------------------------------- ----------------------------------------------------------------------
Investment strategies & types of investments:                               Allowable for
                                                                              the Fund?

----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
                                                                Federal
                                                Extra Income     Income      Global Bond      Growth     International
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Agency and Government Securities                    yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Borrowing                                           yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Cash/Money Market Instruments                       yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Collateralized Bond Obligations                     yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Commercial Paper                                    yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Common Stock                                        yes            no            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Convertible Securities                              yes            no            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Corporate Bonds                                     yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Debt Obligations                                    yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Depositary Receipts                                 yes            no            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Derivative Instruments                              yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Foreign Currency Transactions                       yes            no            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Foreign Securities                                  yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
High-Yield (High-Risk) Securities (Junk Bonds)      yes            no            yes            no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Illiquid and Restricted Securities                  yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Indexed Securities                                  yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Inverse Floaters                                    yes           yes            yes            no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Investment Companies                                yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Lending of Portfolio Securities                     yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Loan Participations                                 yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Mortgage- and Asset-Backed Securities               yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Mortgage Dollar Rolls                               yes           yes            yes            no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Municipal Obligations                               yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Preferred Stock                                     yes            no            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Real Estate Investment Trusts                       yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Repurchase Agreements                               yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Reverse Repurchase Agreements                       yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Short Sales                                          no            no            no             no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Sovereign Debt                                      yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Structured Products                                 yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Variable- or Floating-Rate Securities               yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Warrants                                            yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
When-Issued Securities                              yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind           yes           yes            yes           yes           yes
Securities

----------------------------------------------- ------------- ------------- -------------- ------------- -------------


----------------------------------------------- ----------------------------------------------------------------------
Investment strategies & types of investments:                               Allowable for
                                                                              the Fund?

----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
                                                                  New         Small Cap      Strategy
                                                  Managed      Dimensions     Advantage     Aggressive
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Agency and Government Securities                    yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Borrowing                                           yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Cash/Money Market Instruments                       yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Collateralized Bond Obligations                     yes           yes            no            yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Commercial Paper                                    yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Common Stock                                        yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Convertible Securities                              yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Corporate Bonds                                     yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Debt Obligations                                    yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Depositary Receipts                                 yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Derivative Instruments                              yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Foreign Currency Transactions                       yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Foreign Securities                                  yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
High-Yield (High-Risk) Securities (Junk Bonds)      yes           yes            no            yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Illiquid and Restricted Securities                  yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Indexed Securities                                  yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Inverse Floaters                                    yes            no            no             no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Investment Companies                                yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Lending of Portfolio Securities                     yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Loan Participations                                 yes           yes            no            yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Mortgage- and Asset-Backed Securities               yes           yes            no            yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Mortgage Dollar Rolls                               yes            no            no             no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Municipal Obligations                               yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Preferred Stock                                     yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Real Estate Investment Trusts                       yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Repurchase Agreements                               yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Reverse Repurchase Agreements                       yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Short Sales                                          no            no            no             no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Sovereign Debt                                      yes           yes            no            yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Structured Products                                 yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Variable- or Floating-Rate Securities               yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Warrants                                            yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
When-Issued Securities                              yes           yes            yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind           yes           yes            yes           yes
Securities

The following are guidelines that may be changed by the board at any time:


Blue Chip Advantage


o The Fund may invest up to 20% of its total assets in foreign investments included in the market index.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    Under  normal  market  conditions,  the Fund does not intend to commit more
     than  5%  of  its  total  assets  to  when-issued   securities  or  forward
     commitments.


Bond Fund

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in bonds.

o At least 50% of the Fund's net assets will be invested in bonds rated investment - grade, unrated corporate bonds that are believed to be of investment grade quality, and government bonds.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested i money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Capital Resource

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Cash Management

o    The Fund may invest up to 25% of its total assets in foreign investments.

o    The Fund will not invest in securities that are not readily marketable.

o    The Fund may  invest  in  commercial  paper  rated  in the  highest  rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

o Invest in an investment company beyond 5% of its total assets taken at market and then only on the open market where the dealer's or sponsor's profit is limited to the regular commission. However, the Fund will not purchase or retain the securities of other open-end investment companies.

Diversified Equity Income

o Under normal market conditions, the Fund will invest at least 65% of its net assets in dividend-paying common and preferred stocks.

o No more than 20% of the Fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities o investment companies.

o    Under  normal  market  conditions,  the Fund does not intend to commit more
     than  5%  of  its  total  assets  to  when-issued   securities  or  forward
     commitments.

Extra Income

o The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate future contracts.

Federal Income

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Global Bond

o Under normal market conditions, at least 80% of the Fund's net assets will be investment - grade corporate or government debt securities, including money market instruments, of issuers located in at least three different countries.

o The Fund may not purchase debt securities rated lower than B by Moody's Investors Service Inc. or the equivalent.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Growth

o    The Fund will not invest in bonds rated below investment grade.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

o    Under  normal  market  conditions,  the Fund does not intend to commit more
     than  5%  of  its  total  assets  to  when-issued   securities  or  forward
     commitments.

International

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in common stocks or securities convertible into common stocks of issuers invested in at least three foreign countries.

o Normally, investments in U.S. issuers will constitute less than 20% of the Fund's portfolio.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission. If any such investment is ever made, not more than 10% of the Fund's net assets, at market, will be so invested.

Managed

o Under normal market conditions, the Fund invests at least 50% of its total assets in common stocks.

o    The Fund may invest up to 25% of its total assets in foreign investment.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

New Dimensions

o    The Fund may invest up to 30% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Small Cap Advantage

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    Under  normal  market  conditions,  the Fund does not intend to commit more
     than  5%  of  its  total  assets  to  when-issued   securities  or  forward
     commitments.

Strategy Aggressive

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on, in whole or in part, (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Future contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred on futures contracts and on underlying securities identified as hedged positions.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities.
There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put options, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities and Domestic Companies with Foreign Operations

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult - or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets. In addition, when the Fund engages in forward commitment and when-issued transactions, it relies on the counterparty to consummate the transaction. The failure of the counterparty to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
------------------------------------------------------------------------------

Subject to policies set by the board, IDS Life Insurance Company (IDS Life) is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, IDS Life has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. IDS Life intends to direct American Express Financial Corporation (AEFC) to execute trades and negotiate commissions on its behalf. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker. These services are covered by the Investment Advisory Agreement between IDS Life and AEFC. When AEFC acts on IDS Life's behalf, for the Fund, it follows the guidelines stated below.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's or AEFC's overall responsibilities with respect to the Fund and the other funds for which they act as investment managers.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. IDS Life has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life and AEFC in providing advice to all the funds and accounts advised by IDS Life and AEFC even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by IDS Life, AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

The Fund's portfolio turnover rate indicates changes in its portfolio of securities and will vary from year to year. The Fund may experience relatively higher portfolio turnover than normal during a period of rapid asset growth if smaller positions acquired in connection with portfolio diversification requirements are replaced by larger positions. High portfolio turnover could result in increased transaction costs.

[For fiscal years noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.

                       Aug. 31, ____      Aug. 31, _____      Aug. 31, _____
Bond
Capital Resource
Cash Management
Extra Income
Global Bond
International
Managed
New Dimensions
Strategy Aggressive

[In  fiscal  year  ____,  the  following   transactions   and  commissions  were
specifically directed to firms in exchange for research services:

                                       Transactions               Commissions
Bond
Capital Resource
Cash Management
Extra Income
Global Bond
International
Managed
New Dimensions
Strategy Aggressive

[No transactions were directed to brokers because of research services they provided to each Fund [except for the affiliates as noted below.**]

--------------------------------------------------------------------------------
** If accounting determines that no brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years, please delete the
second       bracketed       portion      of      the      statement      above.
--------------------------------------------------------------------------------

[As of the end of the most recent fiscal year, each Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.]

[As of the end of the most recent fiscal year, each Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                          Value of Securities
Fund                         Name of Issuer          owned at End of Fiscal Year
---------------------        --------------          ---------------------------
Bond
Capital Resource
Cash Management
Extra Income
Global Bond
International
Managed
New Dimensions
Strategy Aggressive

The portfolio turnover rates for the two most recent fiscal years were as follows:

                                    Aug. 31, ____             Aug. 31, ____
Bond
Capital Resource
Cash Management
Extra Income
Global Bond
International
Managed
New Dimensions
Strategy Aggressive

[Higher turnover rates may result in higher brokerage expenses.] [The variation in turnover rates can be attributed to:]

Blue Chip Advantage, Diversified Equity Income, Federal Income, Growth and Small Cap Advantage Funds did not begin operations until Sept., 1999. Therefore, no brokerage information is provided for those Funds.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH IDS LIFE
--------------------------------------------------------------------------------

Affiliates of American Express Company (of which IDS Life is a wholly-owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. IDS Life will use an American Express affiliate only if (i) IDS Life determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

[No brokerage commissions were paid to brokers affiliated with the Advisor for the three most recent fiscal years.]

[Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with the Advisor is contained in the following table:


                                      As of the end of Fiscal Year,

                                                                 199                          199            199

                                             -------------------------------------------  ------------  -------------

                                                                           Percent of
                ------------  -------------  -------------  -------------  Aggregate      ------------  -------------
                                                                           Dollar
                                             Aggregate                     Amount of      Aggregate     Aggregate
                                             Dollar         Percent of     Transactions   Dollar        Dollar
                                             amount of      Aggregate      Involving      Amount of     Amount of
Fund                          Nature of      Commissions    Brokerage      Payment of     Commissions   Commissions
                Broker        Affiliation    Paid to        Commissions    Commissions    Paid to       Paid to
                                             Broker                                       Broker        Broker
                              Wholly-owned   $                    %             %          $             $
                              subsidiary
                              of the
                              Advisor

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                              P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                                                 ERV - P
                                                    P

where:         P =  a hypothetical initial payment of $1,000
             ERV    = ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

The total return of the S&P 500 Index is calculated by several sources. Blue Chip Advantage Fund will use the total return as calculated by Standard & Poor's Corporation (S&P) to measure the U.S. stock market. The total return is calculated by adding dividend income to price appreciation. Total return on the S&P 500 Index is determined by reinvesting cash dividends paid on stocks on the ex-dividend date that is, the date on or after which a sale of stock does not carry with it the right to a dividend already declared. S&P also makes adjustments for special dividends, such as stock dividends. The percentage changes for the indexes other than the S&P 500 Index reflect reinvestment of all distributions on a quarterly basis and changes in market prices. The percentage changes for all the indexes exclude brokerage commissions or other fees. By comparison, the Fund will incur such fees and other expenses.

Annualized yield


Bond, Diversified Equity Income, Extra Income, Federal Income and Global Bond may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the net asset value per share on the last day of the period and annualizing the results.


Yield is calculated according to the following formula:

                                        Yield = 2[(a-b + 1)6 - 1]
                                                    cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per share on the last day of the period


Bond's annualized yield was ___%, Extra Income's was ___% and Global Bond's was ___% for the 30-day period ended ____, 1999. Diversified Equity Income and Federal Income did not begin operations until Sept., 1999. Therefore, no annualized yield has been calculated for them.


The Fund 's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to Fund shareholders are reflected in the distribution yield.

DISTRIBUTION YIELD

Distribution yield is calculated according to the following formula:

                                    D       x        F        = DY
                                   NAV              30

where:            D  =     sum of dividends for 30 day period
                NAV  =     beginning of period net asset value
                  F  =     annualizing factor
                 DY  =     distribution yield


Bond's distribution yield was ___%, Extra Income's was ___% and Global Bond's was ___% for the 30-day period ended ____, 1999. Diversified Equity Income and Federal Income did not begin operations until Sept., 1999. Therefore, no distribution yield has been calculated for them.

Cash Management Fund calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven day period + 1) x (365/7) - 1

Cash Management Fund's simple annualized yield was ____% and its compound yield was _____% for the seven days ended ________, 1999, the last business day of the Fund's fiscal year. The Fund's simple yield was ____% and the compound yield was ____% for the seven days ended ________, 1999.

Yield, or rate of return, on Cash Management Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

VALUING FUND SHARES
--------------------------------------------------------------------------------

On the first business day following the end of the fiscal year, the computation looked like this:

                                                             Shares outstanding
Fund                                            divided by     at the end of                 Net asset value
                                   Net assets                   previous day       equals      of one share
---------------------------------- ------------ ----------- --------------------- ---------- -----------------
Bond
Capital Resource
Cash Management
Extra Income
Global Bond
International
Managed
New Dimensions
Strategy Aggressive

--------------------------------------------------------------------------------
Blue Chip Advantage, Diversified Equity Income, Federal Income, Growth and Small Cap Advantage did not begin operations until Sept., 1999. Therefore, they are not included in this chart.

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price, and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Cash Management Fund intends to use its best efforts to maintain a constant net asset value of $1 per share although there is no assurance it will be able to do so. Accordingly, the Fund uses the amortized cost method in valuing its portfolio.

o Short-term securities maturing in 60 days or less are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses. All of the securities in the Fund's portfolio will be valued at their amortized cost.

In addition, Cash Management Fund must abide by certain conditions. It must only invest in securities of high quality which present minimal credit risks as determined by the board of directors. This means that the rated commercial paper in the Fund's portfolio will be issues that have been rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one if only one rating is assigned) and in unrated paper determined by the Fund's board of directors to be comparable. The Fund must also purchase securities with original or remaining maturities of 13 months or less, and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the board of directors must establish procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1 to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using the available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears, and if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the board determines that a deviation exists that may result in a material dilution of the holdings of the variable accounts or investors, or in other unfair consequences for such people, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions in kind, and selling securities before maturity in order to realize capital gain or loss or to shorten average portfolio maturity.

In other words, while the amortized cost method provides certainty and consistency in portfolio valuation, it may, from time to time, result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates, the yield on Cash Management Fund's shares may be higher than if valuations of portfolio securities were made based on actual market prices and estimates of market prices. Accordingly, if use of the amortized cost method were to result in a lower portfolio value at a given time, a prospective investor in the Fund would be able to obtain a somewhat higher yield than if portfolio valuation were based on actual market values. The Variable Accounts, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

SELLING SHARES
--------------------------------------------------------------------------------

The Fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell Fund shares are described in your annuity or life insurance policy prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

[CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------


For federal income tax purposes, the Fund had total capital loss carryovers of $___________ at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

Fund                                        199__                      199__


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.]

TAXES
--------------------------------------------------------------------------------

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

--------------------------------------------------------------------------------
AGREEMENTS

Investment Management Services Agreement

IDS Life, a wholly-owned subsidiary of AEFC, is the investment manager for the Fund. Under the Investment Management Services Agreement, IDS Life, subject to the policies set by the board, provides investment management services.

For its services, IDS Life is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

Blue Chip Advantage

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $0.50              0.560%
Next              0.50              0.545
Next              1.00              0.530
Next              1.00              0.515
Next              3.00              0.500
Over              6.00              0.470


Bond Fund

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $1                 0.610%
Next              1                 0.595
Next              1                 0.580
Next              3                 0.565
Next              3                 0.550
Over              9                 0.535


Capital Resource

       Assets                Annual rate at
      (billions)            each asset level
First            $1                 0.063%
Next              1                 0.615
Next              1                 0.600
Next              3                 0.585
Over              6                 0.570

Cash Management

       Assets                Annual rate at
      (billions)            each asset level
First            $1.0               0.510%
Next              0.5               0.493
Next              0.5               0.475
Next              0.5               0.458
Over              2.5               0.440


Diversified Equity Income

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $0.50              0.560%
Next              0.50              0.545
Next              1.00              0.530
Next              1.00              0.515
Next              3.00              0.500
Over              6.00              0.470


Extra Income

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $1                 0.620%
Next              1                 0.605
Next              1                 0.590
Next              3                 0.575
Next              3                 0.560
Over              9                 0.545


Federal Income

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $1.00              0.610%
Next              1.00              0.595
Next              1.00              0.580
Next              3.00              0.565
Next              3.00              0.550
Over              9.00              0.535

Global Bond

       Assets                Annual rate at
      (billions)            each asset level
First            $0.25              0.840%
Next              0.25              0.825
Next              0.25              0.810
Next              0.25              0.795
Over              1.00              0.780


Growth

       Assets                Annual rate at
      (billions)            each asset level
First            $1.00              0.630%
Next              1.00              0.615
Next              1.00              0.600
Next              3.00              0.585
Over              6.00              0.570


International

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $0.25              0.870%
Next              0.25              0.855
Next              0.25              0.840
Next              0.25              0.825
Next              1.00              0.810
Over              2.00              0.795


Managed

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $0.5               0.630%
Next              0.5               0.615
Next              1.0               0.600
Next              1.0               0.585
Next              3.0               0.570
Over              6.0               0.550

New Dimensions

       Assets                Annual rate at
      (billions)            each asset level
First            $1                 0.630%
Next              1                 0.615
Next              1                 0.600
Next              3                 0.585
Over              9                 0.570


Small Cap Advantage

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $0.25              0.790%
Next              0.25              0.770
Next              0.25              0.750
Next              0.25              0.730
Next              1.00              0.710
Over              2.00              0.650


Strategy Aggressive

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $0.25              0.650%
Next              0.25              0.635
Next              0.25              0.620
Next              0.25              0.605
Next              1.00              0.590
Over              2.00              0.575

For Blue Chip Advantage, Diversified Equity Income, Growth and Small Cap Advantage, before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be calculated using the percentage point difference between the change in the net asset value of one share of the Fund and the change in the (i) Lipper Growth and Income Fund Index (Index) for Blue Chip Advantage and Growth, (ii) Lipper Equity Income Fund Index for Diversified Equity Income, and (iii) the Lipper Small Cap Fund Index for Small Cap Advantage. The performance of one share of the Fund is measured by computing the percentage difference between the opening and closing net asset value of one share of the Fund, as of the last business day of the period selected for comparison, adjusted for dividend or capital gain distributions which are treated as reinvested at the end of the month during which the distribution was made. The performance of the Index for the same period is established by measuring the percentage difference between the beginning and ending Index for the comparison period. The performance is adjusted for dividend or capital gain distributions (on the securities which comprise the Index), which are treated as reinvested at the end of the month during which the distribution was made. One percentage point will be subtracted from the calculation to help assure that incentive adjustments are attributable to AEFC's management abilities rather than random fluctuations and the result multiplied by 0.01%. That number will be multiplied times the Fund's average net assets for the comparison period and then divided by the number of months in the comparison period to determine the monthly adjustment.

Where the Fund's share performance exceeds that of the Index, the base fee will be increased. Where the performance of the Index exceeds the performance of the Fund's shares, the base fee will be decreased. For Blue Chip Advantage, Diversified Equity Income and Growth, the maximum monthly increase or decrease will be 0.08% of each Fund's average net assets on an annual basis. For Small Cap Advantage, the maximum monthly increase or decrease will be 0.12% of the Fund's average net assets on an annual basis

The 12 month comparison period will roll over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

Blue Chip Advantage, Diversified Equity Income, Federal Income, Growth and Small Cap Advantage began operations Sept., 1999. Therefore they are not included in these listings for the fiscal year ended Aug.
31, 1999.

On the last day of the most recent fiscal year, the daily rate applied to the Fund's assets on an annual basis, was ____% for Bond, ____% for Capital Resource, ____% for Cash Management, ____% for Extra Income, ____% for Global Bond, ____% for International, ____% for Managed, ____% for New Dimensions, ____% for Strategy Aggressive. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, advisory expenses paid for the following fiscal years were as follows:

Fund                                       199_         199_           199_
Bond
---------------------
Capital Resource
---------------------
Cash Management
---------------------
Extra Income
---------------------
Global Bond
---------------------
International
---------------------
Managed
---------------------
New Dimensions
---------------------
Strategy Aggressive

Under the agreement, nonadvisory expenses paid for the following fiscal years were as follows:

Fund                                    199_           199_          199_
Bond
----------------------
Capital Resource
----------------------
Cash Management
----------------------
Extra Income
----------------------
Global Bond
----------------------
International
----------------------
Managed
----------------------
New Dimensions
----------------------
Strategy Aggressive

Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to board members who are not officers or employees of IDS Life or AEFC, fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending securities and expenses properly payable by the Fund, approved by the board. All other expenses are borne by IDS Life.

Investment Advisory Agreement

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC an annual fee of 0.25% of each Fund's average daily net assets except for International whose fee is 0.35%.

Under the Agreement, the Advisor paid AEFC for the following fiscal years as follows:

Fund                                        199_        199_          199_
Bond
-----------------------
Capital Resource
-----------------------
Cash Management
-----------------------
Extra Income
-----------------------
Global Bond
-----------------------
International
-----------------------
Managed
-----------------------
New Dimensions
-----------------------
Strategy Aggressive

Sub-Investment Adviser:

American Express Asset Management International Inc. (Sub-Adviser), a wholly-owned subsidiary of AEFC located at IDS Tower 10, Minneapolis, MN 55440-0010 sub-advises the assets in the International Equity Fund. Sub-Adviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC.

Under the agreement, the Sub-Adviser receives an annual fee of 0.35% of daily net assets.

Under the agreement, the total amount paid for International Equity Fund was $________ for fiscal year 199_, $________ for fiscal year 199_, and $________
for fiscal year 199_.

American  Express  Asset   Management  Group  Inc.   (Sub-Adviser)  an  indirect
subsidiary of AEFC located at IDS Tower 10, Minneapolis, MN 55440-0010, sub-advises the assets of Strategy Aggressive Fund. Sub-Adviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC. Under the agreement, the Sub-Adviser receives an annual fee of 0.35% of average daily net assets.

Under the agreement, the Sub-Adviser receives an annual fee of 0.35% of daily net assets.

Under the agreement, the total amount paid for Strategy Aggressive Fund was $________ for fiscal year 199_, $________ for fiscal year 199_, and $________
for fiscal year 199_.

Kenwood Capital Management LLC (Sub-Adviser) an indirect subsidiary of AEFC located at IDS Tower 10, Minneapolis, MN 55440-0010, sub-advises the assets of Small Cap Advantage Fund. Sub-Adviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC. Under the agreement, the Sub-Adviser receives an annual fee of 0.35% of average daily net assets. Small Cap Advantage did not begin operations until Sept., 1999.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC a fee for providing administration and accounting services. The fee, based on the following schedule, is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.


Blue Chip Advantage

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $0.50             0.040%
Next              0.50             0.035
Next              1.00             0.030
Next              1.00             0.025
Next              3.00             0.020
Over              6.00             0.020

Bond Fund

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $1                0.050%
Next              1                0.045
Next              1                0.040
Next              3                0.035
Next              3                0.030
Over              9                0.025


Capital Resource

       Assets                Annual rate at
      (billions)            each asset level
First            $1                0.050%
Next              1                0.045
Next              1                0.040
Next              3                0.035
Over              6                0.030


Cash Management

       Assets                Annual rate at
      (billions)            each asset level
First            $1.0              0.030%
Next              0.5              0.027
Next              0.5              0.025
Next              0.5              0.022
Over              2.5              0.020


Diversified Equity Income

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $0.50             0.040%
Next              0.50             0.035
Next              1.00             0.030
Next              1.00             0.025
Next              3.00             0.020
Over              6.00             0.020

Extra Income

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $1                0.050%
Next              1                0.045
Next              1                0.040
Next              3                0.035
Next              3                0.030
Over              9                0.025


Federal Income

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $1.00             0.050%
Next              1.00             0.045
Next              1.00             0.040
Next              3.00             0.035
Next              3.00             0.030
Over              9.00             0.025


Global Bond

       Assets                Annual rate at
      (billions)            each asset level
First            $0.25             0.060%
Next              0.25             0.055
Next              0.25             0.050
Next              0.25             0.045
Over              1.00             0.040


Growth

       Assets                Annual rate at
      (billions)            each asset level
First            $1.00             0.050%
Next              1.00             0.045
Next              1.00             0.040
Next              3.00             0.035
Over              6.00             0.030

International

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $0.25             0.060%
Next              0.25             0.055
Next              0.25             0.050
Next              0.25             0.045
Next              1.0              0.040
Over              2.0              0.035


Managed

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $0.5              0.040%
Next              0.5              0.035
Next              1.0              0.030
Next              1.0              0.025
Next              3.0              0.020
Over              6.0              0.020


New Dimensions

       Assets                Annual rate at
      (billions)            each asset level
First            $1                0.050%
Next              1                0.045
Next              1                0.040
Next              3                0.035
Over              6                0.030


Small Cap Advantage

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $0.25             0.060%
Next              0.25             0.055
Next              0.25             0.050
Next              0.25             0.045
Next              1.00             0.040
Over              2.00             0.035

Strategy Aggressive

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First            $0.25             0.060%
Next              0.25             0.055
Next              0.25             0.050
Next              0.25             0.045
Next              1.00             0.040
Over              2.00             0.035

On the last day of the most recent fiscal year, the daily rates applied to the Funds' net assets on an annual basis were:

Fund                      Daily Rates       Fees Paid During Prior Fiscal Year
----                      -----------        ----------------------------------
Bond                           0.__%                    $____________
Capital Resource               0.__%                    $____________
Cash Management                0.__%                    $____________
Extra Income                   0.__%                    $____________
Global Bond                    0.__%                    $____________
International                  0.__%                    $____________
Managed                        0.__%                    $____________
New Dimensions                 0.__%                    $____________
Strategy Aggressive            0.__%                    $____________

Blue Chip Advantage, Diversified Equity Income, Federal Income, Growth and Small Cap Advantage did not begin operations until Sept., 1999. Therefore, they are not included in this list.

PLAN AND AGREEMENT OF DISTRIBUTION


For Blue Chip Advantage, Diversified Equity Income, Federal Income, Growth and Small Cap Advantage, to help defray the cost of distribution and servicing, the Fund and IDS Life entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, IDS Life is paid a fee up to actual expenses incurred at an annual rate of up to 0.125% of the Fund's average daily net assets.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express Variable Portfolio Funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by IDS Life. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian agreement with Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at IDS Tower 10, Minneapolis, MN 55440-0010.

SHARES

The Fund is owned by the subaccounts, its shareholders. The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance policy prospectus. All shares have voting rights over the Fund's management and fundamental policies. Each share is entitled to one vote for each share owned. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that shareholders have as many votes as the number of shares owned, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


FUND HISTORY TABLE FOR FUNDS MANAGED BY IDS LIFE

                                      Date of       Form of      State of       Fiscal     Diversified
                                    Organization  Organization Organization    Year End
----------------------------------- ------------- ------------ ------------- ------------- -------------
IDS Life Series Fund, Inc.             5/8/85     Corporation       MN           4/30
   Equity Portfolio                                                                            Yes
   Equity Income Portfolio                                                                     Yes
   Government Securities                                                                       Yes
   Portfolio
   Income Portfolio                                                                            Yes
   International Equity Portfolio                                                              Yes
   Managed Portfolio                                                                           Yes
   Money Market Portfolio                                                                      Yes
----------------------------------- ------------- ------------ ------------- ------------- -------------
AXP Variable Portfolio - Income       4/27/81,    Corporation     NV/MN          8/31
Series, Inc.                          6/13/86*
   AXP Variable Portfolio - Bond                                                               Yes
   Fund
   AXP Variable Portfolio - Extra                                                              Yes
   Income Fund
   AXP Variable Portfolio -                                                                    Yes
   Federal Income Fund
   AXP Variable Portfolio -                                                                     No
   Global Bond Fund
----------------------------------- ------------- ------------ ------------- ------------- -------------
AXP Variable Portfolio -              4/27/81,    Corporation     NV/MN          8/31
Investment Series, Inc.               6/13/86*
   AXP Variable Portfolio - Blue                                                               Yes
   Chip Advantage Fund
   AXP Variable Portfolio -                                                                    Yes
   Capital Resource Fund
   AXP Variable Portfolio -                                                                    Yes
   Growth Fund
   AXP Variable Portfolio                                                                      Yes
   -International Fund
   AXP Variable Portfolio - New                                                                Yes
   Dimensions Fund
   AXP Variable Portfolio - Small                                                              Yes
   Cap Advantage Fund
   AXP Variable Portfolio -                                                                    Yes
   Strategy Aggressive Fund
----------------------------------- ------------- ------------ ------------- ------------- -------------
AXP Variable Portfolio - Managed       3/5/85     Corporation       MN           8/31
Series, Inc.
   AXP Variable Portfolio -                                                                    Yes
   Diversified Equity Income Fund
   AXP Variable Portfolio -                                                                    Yes
   Managed Fund
----------------------------------- ------------- ------------ ------------- ------------- -------------
AXP Variable Portfolio - Money        4/27/81,    Corporation     NV/MN          8/31
Market Series, Inc.                   6/13/86*
   AXP Variable Portfolio - Cash                                                               Yes
   Management Fund
----------------------------------- ------------- ------------ ------------- ------------- -------------

* Date merged into a Minnesota corporation.

BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 53 American Express Funds.

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and chief executive officer of the Fund. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley'**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior adviser to the chief executive officer of AEFC.

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones+
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce'
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, Board Services Corporation.

Alan K. Simpson+
Born in 1931
1201 Sunshine Ave.
Cody, WY

Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, PacifiCorp (electric power) and Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

C. Angus Wurtele+'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice President - investment accounting of AEFC. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
--------------------------------------------------------------------------------

During the most recent fiscal year, the independent members of the Fund board, for attending up to __ meetings, received the following compensation:

                               Compensation Table
                                  for Bond Fund
                                                                          Total cash compensation from the
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
Lynne V. Cheney
Heinz F. Hutter
Anne P. Jones
William R. Pearce
Alan K. Simpson
C. Angus Wurtele

                                            Compensation Table
                                        for Capital Resource Fund

                                                                          Total cash compensation from the
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
Lynne V. Cheney
Heinz F. Hutter
Anne P. Jones
William R. Pearce
Alan K. Simpson
C. Angus Wurtele

                                            Compensation Table
                                         for Cash Management Fund

                                                                          Total cash compensation from the
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
Lynne V. Cheney
Heinz F. Hutter
Anne P. Jones
William R. Pearce
Alan K. Simpson
C. Angus Wurtele


                                            Compensation Table
                                          for Extra Income Fund

                                                                          Total cash compensation from the
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
Lynne V. Cheney
Heinz F. Hutter
Anne P. Jones
William R. Pearce
Alan K. Simpson
C. Angus Wurtele

                                            Compensation Table
                                           for Global Bond Fund

                                                                          Total cash compensation from the
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
Lynne V. Cheney
Heinz F. Hutter
Anne P. Jones
William R. Pearce
Alan K. Simpson
C. Angus Wurtele

                                            Compensation Table
                                          for International Fund

                                                                          Total cash compensation from the
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
Lynne V. Cheney
Heinz F. Hutter
Anne P. Jones
William R. Pearce
Alan K. Simpson
C. Angus Wurtele

                                            Compensation Table
                                             for Managed Fund

                                                                          Total cash compensation from the
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
Lynne V. Cheney
Heinz F. Hutter
Anne P. Jones
William R. Pearce
Alan K. Simpson
C. Angus Wurtele


                                            Compensation Table
                                         for New Dimensions Fund

                                                                          Total cash compensation from the
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
Lynne V. Cheney
Heinz F. Hutter
Anne P. Jones
William R. Pearce
Alan K. Simpson
C. Angus Wurtele

                                            Compensation Table
                                       for Strategy Aggressive Fund

                                                                          Total cash compensation from the
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
Lynne V. Cheney
Heinz F. Hutter
Anne P. Jones
William R. Pearce
Alan K. Simpson
C. Angus Wurtele

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

Blue Chip advantage, Diversified Equity Income, Federal Income, Growth and Small Cap Advantage did not begin operations until Sept., 1999. Therefore, they paid no board compensation for the past fiscal year.

[PRINCIPAL HOLDERS OF SECURITIES
-------------------------------------------------------------------------------

As of 30 days prior to the date of this SAI, ______________________ held ____ % of Fund shares.]

--------------------------------------------------------------------------------
Note: If the above section does not apply, please delete this section AND the reference to it in the table of contents.

         If the above section does apply, you will have received a group identification number from accounting indicating more than 5% ownership in the Fund. Please call Jill Goodermont (x-1-3896) to determine if the identification number belongs to a person(s) that will be indicated in the SAI and if so Jill will notify the person(s).
-------------------------------------------------------------------------------

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
         Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               AXPSM Variable Portfolio - Investment Series, Inc.
                 AXPSM Variable Portfolio - New Dimensions Fund


                                  Oct. 29, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the Financial Statements contained in the most recent Annual Report to Shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express(R) Variable
Portfolio Funds, IDS Tower 10, Minneapolis, MN 55440-0010 or by calling 800-437-0602.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS


Fundamental Investment Policies..........................................p.

Investment Strategies and Types of Investments...........................p.

Information Regarding Risks and Investment Strategies....................p.

Security Transactions....................................................p.

Brokerage Commissions Paid to Brokers Affiliated with IDS Life...........p.

Performance Information..................................................p.

Valuing Fund Shares......................................................p.

Selling Shares...........................................................p.


[Capital Loss Carryover.................................................p.]


Taxes....................................................................p.

Agreements...............................................................p.

Organizational Information...............................................p.

Board Members and Officers...............................................p.


Compensation for Board Members...........................................p.

[Principal Holders of Securities........................................p.]


Independent Auditors.....................................................p.

Appendix:  Description of Ratings........................................p.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------------------------------------------------------


Throughout this SAI, the Fund is referred to as follows:

AXP Variable Portfolio - New Dimensions Fund  (New Dimensions)


Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the directors and officers of AEFC or to its own directors and officers.

o    Lend Fund securities in excess of 30% of its net assets.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
-------------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

----------------------------------------------- --------------------------
Investment strategies & types of investments:    Allowable for the Fund?

----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Agency and Government Securities                           yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Borrowing                                                  yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Cash/Money Market Instruments                              yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Collateralized Bond Obligations                            yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Commercial Paper                                           yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Common Stock                                               yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Convertible Securities                                     yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Corporate Bonds                                            yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Debt Obligations                                           yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Depositary Receipts                                        yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Derivative Instruments                                     yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Foreign Currency Transactions                              yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Foreign Securities                                         yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
High-Yield (High-Risk) Securities (Junk Bonds)             yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Illiquid and Restricted Securities                         yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Indexed Securities                                         yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Inverse Floaters                                           no
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Investment Companies                                       yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Lending of Portfolio Securities                            yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Loan Participations                                        yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Mortgage- and Asset-Backed Securities                      yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Mortgage Dollar Rolls                                      no
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Municipal Obligations                                      yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Preferred Stock                                            yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Real Estate Investment Trusts                              yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Repurchase Agreements                                      yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Reverse Repurchase Agreements                              yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Short Sales                                                no
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Sovereign Debt                                             yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Structured Products                                        yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Variable- or Floating-Rate Securities                      yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Warrants                                                   yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
When-Issued Securities                                     yes
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind                  yes
Securities

The following are guidelines that may be changed by the board at any time:

o    The Fund may invest up to 30% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

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Although  one or more of the other risks  described  in this SAI may apply,  the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique

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investment  characteristics  in that they  generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

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In general,  the longer the maturity of a debt obligation,  the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on, in whole or in part, (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

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A  derivative  instrument  generally  consists  of, is based  upon,  or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce
transaction   costs,  or  to  pursue  higher  investment   returns.   Derivative
instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

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Options on certain  securities are not actively traded on any exchange,  but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Future contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred on futures contracts and on underlying securities identified as hedged positions.

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Federal income tax treatment of gains or losses from  transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities.
There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

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Another  risk is caused by the legal  unenforcibility  of a party's  obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put options, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities and Domestic Companies with Foreign Operations

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult - or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage-and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets. In addition, when the Fund engages in forward commitment and when-issued transactions, it relies on the counterparty to consummate the transaction. The failure of the counterparty to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
--------------------------------------------------------------------------------

Subject to policies set by the board, IDS Life Insurance Company (IDS Life) is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, IDS Life has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. IDS Life intends to direct American Express Financial Corporation (AEFC) to execute trades and negotiate commissions on its behalf. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker. These services are covered by the Investment Advisory Agreement between IDS Life and AEFC. When AEFC acts on IDS Life's behalf, for the Fund, it follows the guidelines stated below.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's or AEFC's overall responsibilities with respect to the Fund and the other funds for which they act as investment managers.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. IDS Life has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life and AEFC in providing advice to all the funds and accounts advised by IDS Life and AEFC even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by IDS Life, AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

The Fund's portfolio turnover rate indicates changes in its portfolio of securities and will vary from year to year. The Fund may experience relatively higher portfolio turnover than normal during a period of rapid asset growth if smaller positions acquired in connection with portfolio diversification requirements are replaced by larger positions. High portfolio turnover could result in increased transaction costs.

[For fiscal years noted below, the Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.

                       Aug. 31, ____       Aug. 31, _____        Aug. 31, _____
New Dimensions

[In  fiscal  year  ____,  the  following   transactions   and  commissions  were
specifically directed to firms in exchange for research services:

                            Transactions           Commissions
New Dimensions

[No transactions were directed to brokers because of research services they provided to the Fund [except for the affiliates as noted below.**]

-------------------------------------------------------------------------------
** If accounting determines that no brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years, please delete the second bracketed portion of the statement above.
-------------------------------------------------------------------------------

[As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.]

[As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:
                                                          Value of Securities
Fund                        Name of Issuer           owned at End of Fiscal Year
New Dimensions

The portfolio turnover rates for the two most recent fiscal years were as follows:

                              Aug. 31, ____             Aug. 31, ____
New Dimensions

[Higher turnover rates may result in higher brokerage expenses.] [The variation in turnover rates can be attributed to:]

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH IDS LIFE
-------------------------------------------------------------------------------

Affiliates of American Express Company (of which IDS Life is a wholly-owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. IDS Life will use an American Express affiliate only if (i) IDS Life determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

[No brokerage commissions were paid to brokers affiliated with the Advisor for the three most recent fiscal years.]

[Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with the Advisor is contained in the following table:

                                      As of the end of Fiscal Year,

                                                                 199                          199            199

                                             -------------------------------------------  ------------  -------------
                                                                           Percent of
                ------------  -------------  -------------  -------------  Aggregate      ------------  -------------
                                                                           Dollar
                                             Aggregate                     Amount of      Aggregate     Aggregate
                                             Dollar         Percent of     Transactions   Dollar        Dollar
                                             amount of      Aggregate      Involving      Amount of     Amount of
Fund                          Nature of      Commissions    Brokerage      Payment of     Commissions   Commissions
                Broker        Affiliation    Paid to        Commissions    Commissions    Paid to       Paid to
                                             Broker                                       Broker        Broker
                              Wholly-owned    $                   %              %           $             $
                              subsidiary
                              of the
                              Advisor

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                              P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                                                 ERV - P
                                                    P


where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

VALUING FUND SHARES

On the first business day following the end of the fiscal year, the computation looked like this:

                                                             Shares outstanding
                                                Divided by     at the end of                 Net asset value
                                   Net assets                   previous day       equals      of one share
---------------------------------- ------------ ----------- --------------------- ---------- -----------------
New Dimensions

--------------------------------------------------------------------------------

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price, and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

SELLING SHARES
--------------------------------------------------------------------------------

The Fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell Fund shares are described in your annuity or life insurance policy prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

[CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------

For federal income tax purposes, the Fund had total capital loss carryovers of $___________ at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                                            199__                      199__
New Dimensions

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.]

TAXES
-------------------------------------------------------------------------------

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

--------------------------------------------------------------------------------
AGREEMENTS

Investment Management Services Agreement

IDS Life, a wholly-owned subsidiary of AEFC, is the investment manager for the Fund. Under the Investment Management Services Agreement, IDS Life, subject to the policies set by the board, provides investment management services.

For its services, IDS Life is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

New Dimensions

       Assets                Annual rate at
      (billions)            each asset level
First            $1                 0.630%
Next              1                 0.615
Next              1                 0.600
Next              3                 0.585
Over              9                 0.570

On the last day of the most recent fiscal year, the daily rate applied to the Fund's assets on an annual basis, was ____%. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, advisory expenses paid for the following fiscal years were as follows:

                               199_            199_                199_
New Dimensions
-------------------

Under the agreement, nonadvisory expenses paid for the following fiscal years were as follows:

                               199_             199_               199_
New Dimensions
-------------------

Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to board members who are not officers or employees of IDS Life or AEFC, fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending securities and expenses properly payable by the Fund, approved by the board. All other expenses are borne by IDS Life.

Investment Advisory Agreement

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC an annual fee of 0.25% of the Fund's average daily net assets.


Under the Agreement, the Advisor paid AEFC for the following fiscal years as follows:

                              199_          199_           199_
New Dimensions
-------------------

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC a fee for providing administration and accounting services. The fee, based on the following schedule, is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

New Dimensions

       Assets                Annual rate at
      (billions)            each asset level
First            $1                0.050%
Next              1                0.045
Next              1                0.040
Next              3                0.035
Over              6                0.030

On the last day of the most recent fiscal year, the daily rates applied to the Funds' net assets on an annual basis were:

                    Daily Rates               Fees Paid During Prior Fiscal Year
New Dimensions        0.__%                               $____________

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, the Fund and IDS Life entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, IDS Life is paid a fee up to actual expenses incurred at an annual rate of up to 0.125% of the Fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express Variable Portfolio Funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by IDS Life. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian agreement with Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at IDS Tower 10, Minneapolis, MN 55440-0010.

SHARES

The Fund is owned by the subaccounts, its shareholders. The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance policy prospectus. All shares have voting rights over the Fund's management and fundamental policies. Each share is entitled to one vote for each share owned. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that shareholders have as many votes as the number of shares owned, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


FUND HISTORY TABLE FOR FUNDS MANAGED BY IDS LIFE
                                      Date of       Form of      State of       Fiscal     Diversified
                                    Organization  Organization Organization    Year End
----------------------------------- ------------- ------------ ------------- ------------- -------------
IDS Life Series Fund, Inc.             5/8/85     Corporation       MN           4/30
   Equity Portfolio                                                                            Yes
   Equity Income Portfolio                                                                     Yes
   Government Securities                                                                       Yes
   Portfolio
   Income Portfolio                                                                            Yes
   International Equity Portfolio                                                              Yes
   Managed Portfolio                                                                           Yes
   Money Market Portfolio                                                                      Yes
----------------------------------- ------------- ------------ ------------- ------------- -------------
AXP Variable Portfolio - Income       4/27/81,    Corporation     NV/MN          8/31
Series, Inc.                          6/13/86*
   AXP Variable Portfolio - Bond                                                               Yes
   Fund
   AXP Variable Portfolio - Extra                                                              Yes
   Income Fund
   AXP Variable Portfolio -                                                                    Yes
   Federal Income Fund
   AXP Variable Portfolio -                                                                     No
   Global Bond Fund
----------------------------------- ------------- ------------ ------------- ------------- -------------
AXP Variable Portfolio -              4/27/81,    Corporation     NV/MN          8/31
Investment Series, Inc.               6/13/86*
   AXP Variable Portfolio - Blue                                                               Yes
   Chip Advantage Fund
   AXP Variable Portfolio -                                                                    Yes
   Capital Resource Fund
   AXP Variable Portfolio -                                                                    Yes
   Growth Fund
   AXP Variable Portfolio                                                                      Yes
   -International Fund
   AXP Variable Portfolio - New                                                                Yes
   Dimensions Fund
   AXP Variable Portfolio - Small                                                              Yes
   Cap Advantage Fund
   AXP Variable Portfolio -                                                                    Yes
   Strategy Aggressive Fund
----------------------------------- ------------- ------------ ------------- ------------- -------------
AXP Variable Portfolio - Managed       3/5/85     Corporation       MN           8/31
Series, Inc.
   AXP Variable Portfolio -                                                                    Yes
   Diversified Equity Income Fund
   AXP Variable Portfolio -                                                                    Yes
   Managed Fund
----------------------------------- ------------- ------------ ------------- ------------- -------------
AXP Variable Portfolio - Money        4/27/81,    Corporation     NV/MN          8/31
Market Series, Inc.                   6/13/86*
   AXP Variable Portfolio - Cash                                                               Yes
   Management Fund
----------------------------------- ------------- ------------ ------------- ------------- -------------

* Date merged into a Minnesota corporation.

BOARD MEMBERS AND OFFICERS
--------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 53 American Express Funds.

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and chief executive officer of the Fund. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley'**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior adviser to the chief executive officer of AEFC.

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones+
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce'
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, Board Services Corporation.

Alan K. Simpson+
Born in 1931
1201 Sunshine Ave.
Cody, WY

Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, PacifiCorp (electric power) and Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

C. Angus Wurtele+'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director and senior vice president-investments of AEFC. Vice president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice President - investment accounting of AEFC. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
--------------------------------------------------------------------------------

During the most recent fiscal year, the independent members of the Fund board, for attending up to __ meetings, received the following compensation:

                                                                          Total cash compensation from the
Board member                           Aggregate                          American Express Funds and
                                       Compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.
Lynne V. Cheney
Heinz F. Hutter
Anne P. Jones
William R. Pearce
Alan K. Simpson
C. Angus Wurtele

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

[PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

As of 30 days prior to the date of this SAI, ______________________ held ____ % of Fund shares.]

--------------------------------------------------------------------------------
Note: If the above section does not apply, please delete this section AND the reference to it in the table of contents.

         If the above section does apply, you will have received a group identification number from accounting indicating more than 5% ownership in the Fund. Please call Jill Goodermont (x-1-3896) to determine if the identification number belongs to a person(s) that will be indicated in the SAI and if so Jill will notify the person(s).
-------------------------------------------------------------------------------

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
         Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

PART C. OTHER INFORMATION

Item 23.      Exhibits

(a)  Articles of Incorporation as amended Nov. 10, 1994, filed electronically as
     Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, are incorporated by reference.

(b) By-Laws as amended Jan. 12, 1989, filed electronically as Exhibit No. 2 to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, are incorporated by reference.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant, on behalf of IDS Life Growth Dimensions Fund and IDS Life Insurance Company dated April 11, 1996, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No.
         33, is incorporated by reference.

(d)(3) Form of Investment Management Services Agreement dated Sept. 13, 1999, between Registrant, on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 38, is incorporated by reference.

(d)(4) Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Oct. 14, 1998, filed electronically as Exhibit 5(c) to Registrant's Post-Effective Amendment No. 36 filed on or about Oct. 30, 1998, is incorporated by reference.

(d)(5) Form of Addendum to Investment Advisory Agreement dated Sept. 13, 1999 between IDS Life Insurance Company and American Express Financial Corporation filed electronically as Exhibit (d)(5) to registrant's Post-Effective Amendment No. 37 filed on or about May 28, 1999, is incorporated by reference.

(d)(6) Investment Advisory Agreement between American Express Financial Corporation Inc. and American Express Asset Management International Inc. for IDS Life International Equity Fund dated February 11, 1999, filed electronically as Exhibit (d)(6) to registrant's Post-Effective Amendment No. 37 filed on or about May 28, 1999, is incorporated by reference.

(d)(7) Form of Investment Subadvisory Agreement between American Express Financial Corporation and American Express Asset Management Group Inc. on behalf of AXP Variable Portfolio-Strategy Aggressive Fund dated July 9, 1999, filed electronically herewith.

(d)(8) Administrative Services Agreement, dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Financial Corporation, filed electronically as Exhibit No. 5(d) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(9) Administrative Services Agreement, dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Financial Corporation, filed electronically as Exhibit 5(f) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(d)(10) Form of Administrative Services Agreement dated Sept. 13, 1999, between AXP Variable Portfolio - Investment Series, Inc. on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Financial Corporation filed electronically as Exhibit
         (d)(9) to Registrant's Post-Effective Amendment No. 37 filed on or about May 28, 1999, is incorporated by reference.

(e)      Underwriting contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life
         Capital Resource Fund and IDS Life International Equity Fund, and American Express Trust Company, filed electronically as Exhibit No. 8(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(g)(2) Custodian Agreement dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Trust Company, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No.
         34, is incorporated by reference.

(g)(3) Form of Custodian Agreement dated Sept. 13, 1999, between AXP Variable Portfolio - Investment Series, Inc. on behalf of AXP Variable Portfolio
         - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Trust Company filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 37 filed on or about May 28, 1999, is incorporated by reference.

(g)(4) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit (g)(3) to IDS Precious Metal Fund, Inc.'s Post-Effective Amendment No. 33, Registration Statement No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(h)(1) Plan and Agreement of Merger between IDS Life Capital Resource Minnesota, Inc. and IDS Life Capital Resource Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(2) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered to be filed by amendment.

(j)      Independent Auditors' Consent to be filed by amendment.

(k)      Omitted Financial Statements: Not Applicable.

(l) Investment Letter of IDS Life Insurance Company dated Oct. 13, 1981, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.

(m) Plan and Agreement of Distribution dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund, and AXP Variable Portfolio
         - Small Cap Advantage Fund, and IDS Life Insurance Company filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 38, is incorporated by reference.

(n)      Financial Data Schedules: Not Applicable.

(o)      Rule 18f-3 Plan: Not Applicable.

(p)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement dated Jan. 14, 1999, filed electronically as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 37 filed on or about May 28, 1999, is incorporated by reference.

(p)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated March 1, 1999 filed electronically as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 37 filed on or about May 28, 1999, is incorporated by reference.

Item 24.      Persons Controlled by or under Common Control with Registrant

IDS Life and its subsidiaries are the record holders of all outstanding shares of AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Money Market Series, Inc. and AXP Variable Portfolio - Managed Series, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 25.      Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Executive Vice President        Assurance Company            Minneapolis, MN  55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President
                                Corporation

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY  12205
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Executive Vice President        Advisors Inc.                Minneapolis, MN  55440       Chief Marketing Officer

                                American Express Financial                                Director, Senior Vice
                                Corporation                                               President and Chief
                                                                                          Marketing Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55440

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President
                                Corporation

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President


Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).
         (Continued)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President                                               Minneapolis, MN 55440        and Assistant Secretary

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Corporation                                               Corporate Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.


Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).
         (Continued)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer


Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).
         (Continued)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director                                                     Minneapolis, MN 55440

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Financial                                Director, President and
                                Corporation                                               Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Corporation

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and President                                       Minneapolis, MN 55440


Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).
         (Continued)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Director and Senior Vice
                                Corporation                                               President

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.


Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).
         (Continued)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Financial                                Vice President
                                Corporation

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Director and Executive Vice     Insurance Company            Minneapolis, MN 55440
President

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                American Express Financial                                Vice President
                                Corporation

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President


Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).
         (Continued)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Executive Vice President        Advisors Inc.                Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Corporation

                                American Express Trust                                    Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Executive Vice     Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Director and Senior Vice
                                Corporation                                               President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Director and Executive Vice                                  Minneapolis, MN 55440
President

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Financial                                Senior Vice President and
                                Corporation                                               Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company


Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).
         (Continued)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President
                                Corporation

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Director and Vice President
                                Inc.

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President, General         Insurance Company            Minneapolis, MN 55440        General Counsel and
Counsel and Secretary                                                                     Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Express Financial                                Vice President and
                                Corporation                                               Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

Philip C. Wentzel,              American Centurion Life      IDS Tower 10                 Vice President and
Vice President and Controller   Assurance Company            Minneapolis, MN 55440        Controller, Risk Management

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Controller


Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).
         (Continued)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Controller, Risk Management


Item 27.      Principal Underwriters

              The Fund has no principal underwriter.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              IDS Tower 10
              Minneapolis, MN  55440-0010

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio Investment Series, Inc. has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of August, 1999.


AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.


By     /s/ Arne H. Carlson**
           Arne H. Carlson, Chief Executive Officer


By    /s/  John Knight, Treasurer
           John Knight, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of August, 1999.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

                                                     Director
     William H. Dudley

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated Jan. 14, 1999, filed electronically as Exhibit (p)(1) to Registrant's
Post-Effective Amendment No. 37, by:





/s/ Leslie L. Ogg
    Leslie L. Ogg


**Signed pursuant to Officers' Power of Attorney dated March 1, 1999, filed electronically as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 37, by:





/s/ Leslie L. Ogg
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 39
TO REGISTRATION STATEMENT NO. 2-73115

This post-effective amendment contains the following papers and documents:

The facing sheet.


Part A.

         The prospectuses.

Part B.

         Statements of Additional Information.


Part C.

         Other information.

         The signatures.

         Exhibits.